FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA CC

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA CC

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA CC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA CC indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA CC as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	T. Rowe Price All-Cap Opportunities (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	T. Rowe Price Equity Income Service Class (1)
Allspring VT Discovery SMID Cap Growth Class 2 Shares (1)	T. Rowe Price International Stock (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA Aegon Bond Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Aegon Sustainable Equity Income Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA BlackRock Government Money Market Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
Calvert VP EAFE International Index Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
Calvert VP SRI Balanced (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
Calvert VP SRI Mid Cap (1)	TA International Focus Initial Class (1)
Columbia - Select Mid Cap Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
Columbia - Seligman Global Technology Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)
DFA VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (2)

DFA VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TS&W International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Asset Manager Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Equity-Income Initial Class (1)	Vanguard® Real Estate Index (1)
Fidelity® VIP Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
Fidelity® VIP Growth Initial Class (1)	Vanguard® Total Bond Market Index (1)
Fidelity® VIP Mid Cap Initial Class (1)	Wanger Acorn (1)
Fidelity® VIP Value Strategies Initial Class (1)	Wanger International (1)
NVIT Emerging Markets Class D Shares (1)

(1)   Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA CC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA CC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA CC since 2014.

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	4,155.116	$229,721	$278,227	$52	$278,279	52,604	$4.291578	$26.297707
AB Sustainable Global Thematic Growth Class B Shares	5.457	209	169	9	178	94	1.893145	20.153049
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-	99.737869	118.681637
BNY Mellon Sustainable U.S. Equity Initial Shares	64,392.150	2,464,178	2,896,359	-	2,896,359	35,278	70.911689	88.900146
BNY Mellon Sustainable U.S. Equity Service Shares	0.063	2	3	(3)	-	-	2.890461	19.113206
BNY Mellon VIF Appreciation Service Shares	1,538.799	56,074	52,750	(8)	52,742	12,489	3.653100	21.630496
BNY Mellon VIF Growth and Income Initial Shares	48,193.490	1,417,660	1,557,614	(5)	1,557,609	15,690	96.145549	117.788890
Calvert VP EAFE International Index Class I Shares	14,842.249	1,132,606	1,415,802	11	1,415,813	846,567	1.595229	1.730026
Calvert VP SRI Balanced	1,081,154.669	2,268,905	2,562,337	1	2,562,338	45,438	52.566748	63.144712
Calvert VP SRI Mid Cap	180,810.698	5,178,554	4,605,248	15	4,605,263	62,127	66.039653	79.279463
Columbia - Select Mid Cap Growth Class 2 Shares	2,127.435	48,457	93,416	1	93,417	34,007	2.434533	18.482433
Columbia - Seligman Global Technology Class 2 Shares	8,981.608	191,539	217,175	(1)	217,174	25,174	6.784445	33.176894
Columbia - Small Company Growth Class 1 Shares	88,384.063	1,434,276	1,029,674	(30)	1,029,644	167,674	4.123614	62.085507
DFA VA Global Bond	4,000,610.391	42,075,969	38,845,927	(101)	38,845,826	23,248,633	1.210809	26.010957
DFA VA International Small	2,031,262.743	24,462,925	24,131,401	108	24,131,509	5,152,207	2.519742	49.165918
DFA VA International Value	2,264,366.326	26,526,098	30,818,026	2	30,818,028	8,786,656	1.539281	46.159495
DFA VA Short-Term Fixed	3,387,745.314	34,555,817	33,979,085	(101)	33,978,984	24,287,441	0.893779	16.633507
DFA VA U.S. Large Value	1,844,529.292	45,783,556	60,020,983	(53)	60,020,930	11,963,497	3.065744	105.703278
DFA VA U.S. Targeted Value	1,777,399.391	31,904,880	40,169,226	62	40,169,288	6,098,337	3.446255	150.543903
Federated Hermes Fund for U.S. Government Securities II	174,967.603	1,800,021	1,635,947	(46)	1,635,901	882,041	1.267421	22.168921
Federated Hermes Government Money II Service Shares	5,873,905.359	5,873,905	5,873,905	(79)	5,873,826	4,604,783	0.871743	15.113477
Federated Hermes High Income Bond II Primary Shares	510,536.824	3,045,336	2,889,638	12	2,889,650	739,875	2.775560	43.585527
Federated Hermes Managed Volatility II Primary Shares	296,580.083	2,901,976	2,675,152	(7)	2,675,145	943,133	1.867943	38.906017
Fidelity® VIP Asset Manager Initial Class	27,353.824	418,044	427,814	(2)	427,812	10,575	40.378448	48.993309
Fidelity® VIP Contrafund® Initial Class	135,682.236	5,353,893	6,598,227	(92)	6,598,135	1,495,879	3.776569	21.482188
Fidelity® VIP Equity-Income Initial Class	51,260.114	1,122,951	1,273,814	(1)	1,273,813	17,369	72.499630	87.575577
Fidelity® VIP Government Money Market Initial Class	4,782,055.780	4,782,056	4,782,056	(144)	4,781,912	305,972	13.503172	16.054149
Fidelity® VIP Growth Initial Class	26,279.241	2,012,347	2,446,597	2	2,446,599	18,079	132.037796	164.782341
Fidelity® VIP Mid Cap Initial Class	29,126.624	971,113	1,061,374	6	1,061,380	190,493	4.622950	16.176805
Fidelity® VIP Value Strategies Initial Class	68,526.075	918,733	1,134,107	16	1,134,123	256,428	3.778421	18.830371
NVIT Emerging Markets Class D Shares	64,825.968	682,881	669,652	4	669,656	61,716	9.690178	10.952790
T. Rowe Price All-Cap Opportunities	48,262.743	1,496,480	1,660,238	3	1,660,241	11,733	140.980530	164.589164
T. Rowe Price Equity Income Service Class	41,493.248	1,144,431	1,151,853	(2)	1,151,851	13,609	83.549176	101.329197
T. Rowe Price International Stock	20,694.945	302,828	310,631	(1)	310,630	11,822	26.188493	31.622480
TA Aegon Bond Initial Class	946,127.183	10,565,675	9,158,511	52	9,158,563	5,130,244	1.528096	9.731341
TA Aegon Sustainable Equity Income Initial Class	81,737.159	1,508,657	1,492,521	(5)	1,492,516	610,957	2.239238	11.888347
TA BlackRock Government Money Market Initial Class	2,799,772.820	2,799,773	2,799,773	(35)	2,799,738	2,759,033	0.959321	1.020123
TA BlackRock Real Estate Securities Initial Class	121,079.404	1,350,522	1,176,892	1	1,176,893	304,738	2.939562	49.592504
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	98,822.909	1,150,413	1,141,405	(2)	1,141,403	622,776	1.558963	12.422627
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	29,786.229	316,733	315,138	(5)	315,133	151,993	1.781807	14.043116
TA International Focus Initial Class	60,814.211	532,653	527,259	4	527,263	187,315	2.316824	14.292046
TA Janus Mid-Cap Growth Initial Class	37,370.473	1,225,579	1,140,921	16	1,140,937	301,136	2.946275	20.638865

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Asset Allocation - Conservative Initial Class	97,738.196	$1,010,563	$842,503	$15	$842,518	384,678	$1.902128	$11.654947
TA JPMorgan Asset Allocation - Growth Initial Class	273,594.506	3,144,866	2,834,439	37	2,834,476	772,874	3.063260	17.195545
TA JPMorgan Asset Allocation - Moderate Initial Class	131,532.021	1,500,512	1,348,203	(8)	1,348,195	540,424	2.215546	12.753383
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	144,964.587	1,664,870	1,461,243	(34)	1,461,209	485,486	2.554162	14.281881
TA JPMorgan Enhanced Index Initial Class	128,905.909	2,730,456	3,082,140	24	3,082,164	277,917	4.000429	62.146216
TA Multi-Managed Balanced Initial Class	114,071.926	1,657,452	1,753,286	(27)	1,753,259	571,333	2.747055	15.857452
TA S&P 500 Index Initial Class	21,661.317	391,686	436,259	(1)	436,258	371,831	1.153701	11.738738
TA Small/Mid Cap Value Initial Class	133,936.108	2,617,910	2,539,429	58	2,539,487	235,040	3.433952	119.081595
TA T. Rowe Price Small Cap Initial Class	427,134.296	5,781,806	4,865,060	97	4,865,157	1,092,968	3.791738	17.030555
TA TS&W International Equity Initial Class	56,587.417	779,696	817,688	(12)	817,676	269,515	1.994156	23.535977
TA WMC US Growth Initial Class	265,901.066	8,918,139	9,532,553	(1)	9,532,552	1,569,878	4.315254	25.425301
Vanguard® Equity Index	853,847.964	39,246,589	51,990,803	81	51,990,884	9,316,703	4.646181	20.853941
Vanguard® International	598,815.740	16,542,224	14,712,903	8	14,712,911	6,674,741	1.875146	18.043185
Vanguard® Mid-Cap Index	566,260.824	12,205,331	13,550,622	(59)	13,550,563	2,366,710	4.792591	16.986229
Vanguard® Real Estate Index	1,126,907.224	13,464,056	13,432,734	(6)	13,432,728	2,949,390	4.082118	12.638740
Vanguard® Short-Term Investment Grade	2,458,466.473	25,998,613	25,346,789	(44)	25,346,745	15,835,661	1.349702	10.128872
Vanguard® Total Bond Market Index	3,643,269.301	42,669,585	38,727,953	(29)	38,727,924	22,850,945	1.440959	9.656984
Wanger Acorn	206,878.420	3,582,118	2,757,689	63	2,757,752	409,543	4.165826	124.579012
Wanger International	92,926.093	2,102,459	1,893,834	(6)	1,893,828	403,484	1.481876	104.621973

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$278,279	$-	$278,279
AB Sustainable Global Thematic Growth Class B Shares	178	-	178
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	2,855,971	40,388	2,896,359
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	52,742	-	52,742
BNY Mellon VIF Growth and Income Initial Shares	1,538,546	19,063	1,557,609
Calvert VP EAFE International Index Class I Shares	1,390,872	24,941	1,415,813
Calvert VP SRI Balanced	2,510,646	51,692	2,562,338
Calvert VP SRI Mid Cap	4,522,172	83,091	4,605,263
Columbia - Select Mid Cap Growth Class 2 Shares	88,461	4,956	93,417
Columbia - Seligman Global Technology Class 2 Shares	203,101	14,073	217,174
Columbia - Small Company Growth Class 1 Shares	1,029,644	-	1,029,644
DFA VA Global Bond	38,702,810	143,016	38,845,826
DFA VA International Small	24,031,086	100,423	24,131,509
DFA VA International Value	30,708,902	109,126	30,818,028
DFA VA Short-Term Fixed	33,607,841	371,143	33,978,984
DFA VA U.S. Large Value	59,672,135	348,795	60,020,930
DFA VA U.S. Targeted Value	39,901,815	267,473	40,169,288
Federated Hermes Fund for U.S. Government Securities II	1,608,657	27,244	1,635,901
Federated Hermes Government Money II Service Shares	5,856,592	17,234	5,873,826
Federated Hermes High Income Bond II Primary Shares	2,842,284	47,366	2,889,650
Federated Hermes Managed Volatility II Primary Shares	2,649,809	25,336	2,675,145
Fidelity® VIP Asset Manager Initial Class	427,812	-	427,812
Fidelity® VIP Contrafund® Initial Class	6,587,263	10,872	6,598,135
Fidelity® VIP Equity-Income Initial Class	1,194,718	79,095	1,273,813
Fidelity® VIP Government Money Market Initial Class	4,745,843	36,069	4,781,912
Fidelity® VIP Growth Initial Class	2,340,216	106,383	2,446,599
Fidelity® VIP Mid Cap Initial Class	1,061,380	-	1,061,380
Fidelity® VIP Value Strategies Initial Class	1,134,123	-	1,134,123
NVIT Emerging Markets Class D Shares	667,113	2,543	669,656
T. Rowe Price All-Cap Opportunities	1,617,908	42,333	1,660,241
T. Rowe Price Equity Income Service Class	1,067,134	84,717	1,151,851
T. Rowe Price International Stock	310,630	-	310,630
TA Aegon Bond Initial Class	9,071,834	86,729	9,158,563
TA Aegon Sustainable Equity Income Initial Class	1,455,067	37,449	1,492,516
TA BlackRock Government Money Market Initial Class	2,775,441	24,297	2,799,738
TA BlackRock Real Estate Securities Initial Class	1,176,425	468	1,176,893
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	1,141,403	-	1,141,403
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	315,133	-	315,133
TA International Focus Initial Class	527,263	-	527,263

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA Janus Mid-Cap Growth Initial Class	$1,140,937	$-	$1,140,937
TA JPMorgan Asset Allocation - Conservative Initial Class	842,518	-	842,518
TA JPMorgan Asset Allocation - Growth Initial Class	2,834,476	-	2,834,476
TA JPMorgan Asset Allocation - Moderate Initial Class	1,348,195	-	1,348,195
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,461,209	-	1,461,209
TA JPMorgan Enhanced Index Initial Class	3,068,953	13,211	3,082,164
TA Multi-Managed Balanced Initial Class	1,741,152	12,107	1,753,259
TA S&P 500 Index Initial Class	436,258	-	436,258
TA Small/Mid Cap Value Initial Class	2,520,162	19,325	2,539,487
TA T. Rowe Price Small Cap Initial Class	4,844,759	20,398	4,865,157
TA TS&W International Equity Initial Class	808,572	9,104	817,676
TA WMC US Growth Initial Class	9,407,218	125,334	9,532,552
Vanguard® Equity Index	51,768,993	221,891	51,990,884
Vanguard® International	14,629,186	83,725	14,712,911
Vanguard® Mid-Cap Index	13,460,482	90,081	13,550,563
Vanguard® Real Estate Index	13,283,088	149,640	13,432,728
Vanguard® Short-Term Investment Grade	25,252,762	93,983	25,346,745
Vanguard® Total Bond Market Index	38,565,266	162,658	38,727,924
Wanger Acorn	2,757,322	430	2,757,752
Wanger International	1,889,390	4,438	1,893,828

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Large Cap Growth Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	Allspring VT Discovery SMID Cap Growth Class 2 Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount

Net Assets as of December 31, 2021:	$298,881	$285	$-	$3,746,484

Investment Income:
Reinvested Dividends	-	-	-	16,073
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,524	3	-	30,001

Net Investment Income (Loss)	(1,524)	(3)	-	(13,928)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,933	20	-	220,129
Realized Gain (Loss) on Investments	462	(1)	-	32,806

Net Realized Capital Gains (Losses) on Investments	30,395	19	-	252,935
Net Change in Unrealized Appreciation (Depreciation)	(115,804)	(92)	-	(1,119,411)

Net Gain (Loss) on Investment	(85,409)	(73)	-	(866,476)

Net Increase (Decrease) in Net Assets Resulting from Operations	(86,933)	(76)	-	(880,404)

Increase (Decrease) in Net Assets from Contract Transactions	(2,380)	(28)	-	(50,447)

Total Increase (Decrease) in Net Assets	(89,313)	(104)	-	(930,851)

Net Assets as of December 31, 2022:	$209,568	$181	$-	$2,815,633

Investment Income:
Reinvested Dividends	-	-	-	22,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,601	3	-	27,993

Net Investment Income (Loss)	(1,601)	(3)	-	(5,947)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,000	10	-	354,022
Realized Gain (Loss) on Investments	383	(11)	-	8,865

Net Realized Capital Gains (Losses) on Investments	18,383	(1)	-	362,887
Net Change in Unrealized Appreciation (Depreciation)	53,981	25	-	240,135

Net Gain (Loss) on Investment	72,364	24	-	603,022

Net Increase (Decrease) in Net Assets Resulting from Operations	70,763	21	-	597,075

Increase (Decrease) in Net Assets from Contract Transactions	(2,052)	(24)	-	(516,349)

Total Increase (Decrease) in Net Assets	68,711	(3)	-	80,726

Net Assets as of December 31, 2023:	$278,279	$178	$-	$2,896,359

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount	BNY Mellon VIF Appreciation Service Shares Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	Calvert VP EAFE International Index Class I Shares Subaccount

Net Assets as of December 31, 2021:	$-	$63,838	$1,538,142	$1,536,025

Investment Income:
Reinvested Dividends	-	231	10,709	45,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	469	17,264	13,728

Net Investment Income (Loss)	-	(238)	(6,555)	32,212

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	15,936	266,485	-
Realized Gain (Loss) on Investments	-	107	9,766	5,960

Net Realized Capital Gains (Losses) on Investments	-	16,043	276,251	5,960
Net Change in Unrealized Appreciation (Depreciation)	(1)	(27,915)	(514,020)	(275,824)

Net Gain (Loss) on Investment	(1)	(11,872)	(237,769)	(269,864)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	(12,110)	(244,324)	(237,652)

Increase (Decrease) in Net Assets from Contract Transactions	1	1	(14,007)	(18,418)

Total Increase (Decrease) in Net Assets	-	(12,109)	(258,331)	(256,070)

Net Assets as of December 31, 2022:	$-	$51,729	$1,279,811	$1,279,955

Investment Income:
Reinvested Dividends	-	244	9,397	39,633
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	466	18,331	14,174

Net Investment Income (Loss)	-	(222)	(8,934)	25,459

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,844	152,089	-
Realized Gain (Loss) on Investments	-	1,322	17,694	18,333

Net Realized Capital Gains (Losses) on Investments	-	6,166	169,783	18,333
Net Change in Unrealized Appreciation (Depreciation)	-	3,404	155,539	163,233

Net Gain (Loss) on Investment	-	9,570	325,322	181,566

Net Increase (Decrease) in Net Assets Resulting from Operations	-	9,348	316,388	207,025

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,335)	(38,590)	(71,167)

Total Increase (Decrease) in Net Assets	-	1,013	277,798	135,858

Net Assets as of December 31, 2023:	$-	$52,742	$1,557,609	$1,415,813

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Calvert VP SRI Balanced Subaccount	Calvert VP SRI Mid Cap Subaccount	Columbia - Select Mid Cap Growth Class 2 Shares Subaccount	Columbia - Seligman Global Technology Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$3,242,562	$5,815,421	$209,656	$450,742

Investment Income:
Reinvested Dividends	31,610	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,362	49,237	891	3,084

Net Investment Income (Loss)	(752)	(49,237)	(891)	(3,084)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	250,669	988,744	-	90,989
Realized Gain (Loss) on Investments	77,592	(47,611)	25,834	726

Net Realized Capital Gains (Losses) on Investments	328,261	941,133	25,834	91,715
Net Change in Unrealized Appreciation (Depreciation)	(849,974)	(2,067,114)	(85,439)	(234,794)

Net Gain (Loss) on Investment	(521,713)	(1,125,981)	(59,605)	(143,079)

Net Increase (Decrease) in Net Assets Resulting from Operations	(522,465)	(1,175,218)	(60,496)	(146,163)

Increase (Decrease) in Net Assets from Contract Transactions	(273,700)	(185,887)	(39,666)	(649)

Total Increase (Decrease) in Net Assets	(796,165)	(1,361,105)	(100,162)	(146,812)

Net Assets as of December 31, 2022:	$2,446,397	$4,454,316	$109,494	$303,930

Investment Income:
Reinvested Dividends	39,433	8,465	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,093	45,496	641	2,564

Net Investment Income (Loss)	10,340	(37,031)	(641)	(2,564)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,446	-	-	15,090
Realized Gain (Loss) on Investments	27,754	(130,530)	26,726	7,204

Net Realized Capital Gains (Losses) on Investments	37,200	(130,530)	26,726	22,294
Net Change in Unrealized Appreciation (Depreciation)	308,242	617,964	(5,445)	76,834

Net Gain (Loss) on Investment	345,442	487,434	21,281	99,128

Net Increase (Decrease) in Net Assets Resulting from Operations	355,782	450,403	20,640	96,564

Increase (Decrease) in Net Assets from Contract Transactions	(239,841)	(299,456)	(36,717)	(183,320)

Total Increase (Decrease) in Net Assets	115,941	150,947	(16,077)	(86,756)

Net Assets as of December 31, 2023:	$2,562,338	$4,605,263	$93,417	$217,174

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Columbia - Small Company Growth Class 1 Shares Subaccount	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount

Net Assets as of December 31, 2021:	$1,905,581	$47,721,430	$31,416,540	$33,820,327

Investment Income:
Reinvested Dividends	-	662,948	647,771	1,185,526
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,724	273,540	164,475	194,438

Net Investment Income (Loss)	(7,724)	389,408	483,296	991,088

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	411,572	-	441,002	329,456
Realized Gain (Loss) on Investments	(60,217)	(503,698)	(36,744)	267,385

Net Realized Capital Gains (Losses) on Investments	351,355	(503,698)	404,258	596,841
Net Change in Unrealized Appreciation (Depreciation)	(959,889)	(3,131,510)	(6,587,654)	(2,903,004)

Net Gain (Loss) on Investment	(608,534)	(3,635,208)	(6,183,396)	(2,306,163)

Net Increase (Decrease) in Net Assets Resulting from Operations	(616,258)	(3,245,800)	(5,700,100)	(1,315,075)

Increase (Decrease) in Net Assets from Contract Transactions	(413,701)	(3,734,560)	(1,285,004)	(2,692,742)

Total Increase (Decrease) in Net Assets	(1,029,959)	(6,980,360)	(6,985,104)	(4,007,817)

Net Assets as of December 31, 2022:	$875,622	$40,741,070	$24,431,436	$29,812,510

Investment Income:
Reinvested Dividends	-	1,516,409	718,461	1,410,878
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,841	251,539	151,468	192,274

Net Investment Income (Loss)	(6,841)	1,264,870	566,993	1,218,604

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	281,562
Realized Gain (Loss) on Investments	(39,131)	(528,579)	15,796	562,241

Net Realized Capital Gains (Losses) on Investments	(39,131)	(528,579)	15,796	843,803
Net Change in Unrealized Appreciation (Depreciation)	265,053	978,842	2,457,572	2,764,116

Net Gain (Loss) on Investment	225,922	450,263	2,473,368	3,607,919

Net Increase (Decrease) in Net Assets Resulting from Operations	219,081	1,715,133	3,040,361	4,826,523

Increase (Decrease) in Net Assets from Contract Transactions	(65,059)	(3,610,377)	(3,340,288)	(3,821,005)

Total Increase (Decrease) in Net Assets	154,022	(1,895,244)	(299,927)	1,005,518

Net Assets as of December 31, 2023:	$1,029,644	$38,845,826	$24,131,509	$30,818,028

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount

Net Assets as of December 31, 2021:	$40,351,533	$72,246,267	$48,092,886	$2,241,897

Investment Income:
Reinvested Dividends	471,528	1,406,080	542,364	31,582
Investment Expense:
Mortality and Expense Risk and Administrative Charges	247,820	399,973	271,772	11,029

Net Investment Income (Loss)	223,708	1,006,107	270,592	20,553

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	759,994	3,212,607	-
Realized Gain (Loss) on Investments	(103,381)	2,263,984	1,337,371	(33,843)

Net Realized Capital Gains (Losses) on Investments	(103,381)	3,023,978	4,549,978	(33,843)
Net Change in Unrealized Appreciation (Depreciation)	(847,665)	(7,830,954)	(7,111,029)	(230,897)

Net Gain (Loss) on Investment	(951,046)	(4,806,976)	(2,561,051)	(264,740)

Net Increase (Decrease) in Net Assets Resulting from Operations	(727,338)	(3,800,869)	(2,290,459)	(244,187)

Increase (Decrease) in Net Assets from Contract Transactions	(3,644,416)	(6,817,488)	(5,206,905)	(566,243)

Total Increase (Decrease) in Net Assets	(4,371,754)	(10,618,357)	(7,497,364)	(810,430)

Net Assets as of December 31, 2022:	$35,979,779	$61,627,910	$40,595,522	$1,431,467

Investment Income:
Reinvested Dividends	1,282,307	1,290,738	574,375	34,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	225,477	362,405	241,845	9,369

Net Investment Income (Loss)	1,056,830	928,333	332,530	25,473

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	786,668	2,555,853	-
Realized Gain (Loss) on Investments	(32,184)	2,272,434	950,347	(47,807)

Net Realized Capital Gains (Losses) on Investments	(32,184)	3,059,102	3,506,200	(47,807)
Net Change in Unrealized Appreciation (Depreciation)	447,621	1,700,192	2,769,250	91,390

Net Gain (Loss) on Investment	415,437	4,759,294	6,275,450	43,583

Net Increase (Decrease) in Net Assets Resulting from Operations	1,472,267	5,687,627	6,607,980	69,056

Increase (Decrease) in Net Assets from Contract Transactions	(3,473,062)	(7,294,607)	(7,034,214)	135,378

Total Increase (Decrease) in Net Assets	(2,000,795)	(1,606,980)	(426,234)	204,434

Net Assets as of December 31, 2023:	$33,978,984	$60,020,930	$40,169,288	$1,635,901

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount

Net Assets as of December 31, 2021:	$5,852,319	$4,837,118	$3,270,345	$587,881

Investment Income:
Reinvested Dividends	89,606	205,542	53,659	10,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,281	26,472	24,867	6,769

Net Investment Income (Loss)	40,325	179,070	28,792	3,269

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	672,746	34,031
Realized Gain (Loss) on Investments	-	(195,340)	(79,770)	(509)

Net Realized Capital Gains (Losses) on Investments	-	(195,340)	592,976	33,522
Net Change in Unrealized Appreciation (Depreciation)	-	(536,217)	(1,088,159)	(130,247)

Net Gain (Loss) on Investment	-	(731,557)	(495,183)	(96,725)

Net Increase (Decrease) in Net Assets Resulting from Operations	40,325	(552,487)	(466,391)	(93,456)

Increase (Decrease) in Net Assets from Contract Transactions	1,745,394	(1,152,901)	(269,799)	(39,980)

Total Increase (Decrease) in Net Assets	1,785,719	(1,705,388)	(736,190)	(133,436)

Net Assets as of December 31, 2022:	$7,638,038	$3,131,730	$2,534,155	$454,445

Investment Income:
Reinvested Dividends	275,032	181,612	47,504	9,708
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,369	21,880	23,106	6,207

Net Investment Income (Loss)	233,663	159,732	24,398	3,501

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	4,992
Realized Gain (Loss) on Investments	-	(133,076)	(18,538)	(7,508)

Net Realized Capital Gains (Losses) on Investments	-	(133,076)	(18,538)	(2,516)
Net Change in Unrealized Appreciation (Depreciation)	-	310,334	188,459	46,440

Net Gain (Loss) on Investment	-	177,258	169,921	43,924

Net Increase (Decrease) in Net Assets Resulting from Operations	233,663	336,990	194,319	47,425

Increase (Decrease) in Net Assets from Contract Transactions	(1,997,875)	(579,070)	(53,329)	(74,058)

Total Increase (Decrease) in Net Assets	(1,764,212)	(242,080)	140,990	(26,633)

Net Assets as of December 31, 2023:	$5,873,826	$2,889,650	$2,675,145	$427,812

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$8,519,292	$1,387,546	$4,752,589	$2,763,678

Investment Income:
Reinvested Dividends	32,734	24,355	67,095	13,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,268	17,287	41,943	29,493

Net Investment Income (Loss)	(14,534)	7,068	25,152	(15,937)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	308,195	42,695	-	163,468
Realized Gain (Loss) on Investments	262,428	4,873	-	49,574

Net Realized Capital Gains (Losses) on Investments	570,623	47,568	-	213,042
Net Change in Unrealized Appreciation (Depreciation)	(2,723,832)	(141,215)	-	(891,673)

Net Gain (Loss) on Investment	(2,153,209)	(93,647)	-	(678,631)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,167,743)	(86,579)	25,152	(694,568)

Increase (Decrease) in Net Assets from Contract Transactions	(656,618)	(34,992)	(71,682)	(155,311)

Total Increase (Decrease) in Net Assets	(2,824,361)	(121,571)	(46,530)	(849,879)

Net Assets as of December 31, 2022:	$5,694,931	$1,265,975	$4,706,059	$1,913,799

Investment Income:
Reinvested Dividends	29,440	23,432	226,725	2,838
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,790	16,916	41,874	28,672

Net Investment Income (Loss)	(15,350)	6,516	184,851	(25,834)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	215,651	35,173	-	101,994
Realized Gain (Loss) on Investments	271,896	3,556	-	35,111

Net Realized Capital Gains (Losses) on Investments	487,547	38,729	-	137,105
Net Change in Unrealized Appreciation (Depreciation)	1,291,703	64,349	-	533,011

Net Gain (Loss) on Investment	1,779,250	103,078	-	670,116

Net Increase (Decrease) in Net Assets Resulting from Operations	1,763,900	109,594	184,851	644,282

Increase (Decrease) in Net Assets from Contract Transactions	(860,696)	(101,756)	(108,998)	(111,482)

Total Increase (Decrease) in Net Assets	903,204	7,838	75,853	532,800

Net Assets as of December 31, 2023:	$6,598,135	$1,273,813	$4,781,912	$2,446,599

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	T. Rowe Price All-Cap Opportunities Subaccount

Net Assets as of December 31, 2021:	$1,347,811	$1,257,436	$1,124,940	$2,000,674

Investment Income:
Reinvested Dividends	5,436	12,446	1,388	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,918	8,656	5,724	21,622

Net Investment Income (Loss)	(1,482)	3,790	(4,336)	(21,622)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	71,979	52,075	-	78,574
Realized Gain (Loss) on Investments	10,789	15,803	10,020	34,265

Net Realized Capital Gains (Losses) on Investments	82,768	67,878	10,020	112,839
Net Change in Unrealized Appreciation (Depreciation)	(281,869)	(172,737)	(286,890)	(533,754)

Net Gain (Loss) on Investment	(199,101)	(104,859)	(276,870)	(420,915)

Net Increase (Decrease) in Net Assets Resulting from Operations	(200,583)	(101,069)	(281,206)	(442,537)

Increase (Decrease) in Net Assets from Contract Transactions	(132,754)	(75,560)	(118,010)	(145,087)

Total Increase (Decrease) in Net Assets	(333,337)	(176,629)	(399,216)	(587,624)

Net Assets as of December 31, 2022:	$1,014,474	$1,080,807	$725,724	$1,413,050

Investment Income:
Reinvested Dividends	5,994	12,204	9,906	3,806
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,562	8,170	4,691	20,995

Net Investment Income (Loss)	(568)	4,034	5,215	(17,189)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,486	40,488	-	109,364
Realized Gain (Loss) on Investments	(5,096)	18,505	233	29,134

Net Realized Capital Gains (Losses) on Investments	22,390	58,993	233	138,498
Net Change in Unrealized Appreciation (Depreciation)	117,279	134,348	14,807	246,128

Net Gain (Loss) on Investment	139,669	193,341	15,040	384,626

Net Increase (Decrease) in Net Assets Resulting from Operations	139,101	197,375	20,255	367,437

Increase (Decrease) in Net Assets from Contract Transactions	(92,195)	(144,059)	(76,323)	(120,246)

Total Increase (Decrease) in Net Assets	46,906	53,316	(56,068)	247,191

Net Assets as of December 31, 2023:	$1,061,380	$1,134,123	$669,656	$1,660,241

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	T. Rowe Price Equity Income Service Class Subaccount	T. Rowe Price International Stock Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,299,466	$410,209	$14,711,246	$2,249,778

Investment Income:
Reinvested Dividends	21,405	2,307	331,434	41,883
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,739	4,454	86,442	18,568

Net Investment Income (Loss)	5,666	(2,147)	244,992	23,315

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,780	6,969	-	67,959
Realized Gain (Loss) on Investments	7,561	(1,833)	(417,225)	1,863

Net Realized Capital Gains (Losses) on Investments	63,341	5,136	(417,225)	69,822
Net Change in Unrealized Appreciation (Depreciation)	(127,253)	(71,139)	(2,035,576)	(365,774)

Net Gain (Loss) on Investment	(63,912)	(66,003)	(2,452,801)	(295,952)

Net Increase (Decrease) in Net Assets Resulting from Operations	(58,246)	(68,150)	(2,207,809)	(272,637)

Increase (Decrease) in Net Assets from Contract Transactions	(162,359)	(56,416)	(1,783,556)	(132,266)

Total Increase (Decrease) in Net Assets	(220,605)	(124,566)	(3,991,365)	(404,903)

Net Assets as of December 31, 2022:	$1,078,861	$285,643	$10,719,881	$1,844,875

Investment Income:
Reinvested Dividends	22,739	2,950	88,207	35,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,501	4,136	68,214	16,084

Net Investment Income (Loss)	8,238	(1,186)	19,993	19,475

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,866	-	-	-
Realized Gain (Loss) on Investments	(221)	(209)	(641,597)	(58,256)

Net Realized Capital Gains (Losses) on Investments	46,645	(209)	(641,597)	(58,256)
Net Change in Unrealized Appreciation (Depreciation)	31,387	41,886	1,140,713	115,371

Net Gain (Loss) on Investment	78,032	41,677	499,116	57,115

Net Increase (Decrease) in Net Assets Resulting from Operations	86,270	40,491	519,109	76,590

Increase (Decrease) in Net Assets from Contract Transactions	(13,280)	(15,504)	(2,080,427)	(428,949)

Total Increase (Decrease) in Net Assets	72,990	24,987	(1,561,318)	(352,359)

Net Assets as of December 31, 2023:	$1,151,851	$310,630	$9,158,563	$1,492,516

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2021:	$2,323,103	$1,948,142	$415,950	$367,954

Investment Income:
Reinvested Dividends	29,759	53,385	17,354	5,450
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,247	9,843	3,847	2,186

Net Investment Income (Loss)	11,512	43,542	13,507	3,264

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	23,966	18,725
Realized Gain (Loss) on Investments	-	(71,047)	(613)	(1,603)

Net Realized Capital Gains (Losses) on Investments	-	(71,047)	23,353	17,122
Net Change in Unrealized Appreciation (Depreciation)	-	(518,669)	(112,110)	(75,125)

Net Gain (Loss) on Investment	-	(589,716)	(88,757)	(58,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,512	(546,174)	(75,250)	(54,739)

Increase (Decrease) in Net Assets from Contract Transactions	(269,759)	(241,790)	766,407	(16,518)

Total Increase (Decrease) in Net Assets	(258,247)	(787,964)	691,157	(71,257)

Net Assets as of December 31, 2022:	$2,064,856	$1,160,178	$1,107,107	$296,697

Investment Income:
Reinvested Dividends	100,098	66,214	19,878	4,949
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,933	7,196	6,238	1,961

Net Investment Income (Loss)	82,165	59,018	13,640	2,988

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	77,212	7,597
Realized Gain (Loss) on Investments	-	(60,986)	(4,745)	(2,035)

Net Realized Capital Gains (Losses) on Investments	-	(60,986)	72,467	5,562
Net Change in Unrealized Appreciation (Depreciation)	-	137,714	49,112	40,011

Net Gain (Loss) on Investment	-	76,728	121,579	45,573

Net Increase (Decrease) in Net Assets Resulting from Operations	82,165	135,746	135,219	48,561

Increase (Decrease) in Net Assets from Contract Transactions	652,717	(119,031)	(100,923)	(30,125)

Total Increase (Decrease) in Net Assets	734,882	16,715	34,296	18,436

Net Assets as of December 31, 2023:	$2,799,738	$1,176,893	$1,141,403	$315,133

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$726,451	$715,592	$1,444,170	$3,204,091

Investment Income:
Reinvested Dividends	18,190	-	68,353	169,739
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,936	4,837	8,234	20,086

Net Investment Income (Loss)	14,254	(4,837)	60,119	149,653

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,854	90,318	112,529	568,335
Realized Gain (Loss) on Investments	(2,497)	7,585	(52,000)	(498)

Net Realized Capital Gains (Losses) on Investments	29,357	97,903	60,529	567,837
Net Change in Unrealized Appreciation (Depreciation)	(192,945)	(207,649)	(348,358)	(1,495,399)

Net Gain (Loss) on Investment	(163,588)	(109,746)	(287,829)	(927,562)

Net Increase (Decrease) in Net Assets Resulting from Operations	(149,334)	(114,583)	(227,710)	(777,909)

Increase (Decrease) in Net Assets from Contract Transactions	(4,564)	51,862	(260,413)	193,936

Total Increase (Decrease) in Net Assets	(153,898)	(62,721)	(488,123)	(583,973)

Net Assets as of December 31, 2022:	$572,553	$652,871	$956,047	$2,620,118

Investment Income:
Reinvested Dividends	11,756	-	18,488	44,890
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,849	6,798	6,204	19,209

Net Investment Income (Loss)	7,907	(6,798)	12,284	25,681

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	189,333	-	36,587
Realized Gain (Loss) on Investments	(8,556)	(7,404)	(46,084)	(103,862)

Net Realized Capital Gains (Losses) on Investments	(8,556)	181,929	(46,084)	(67,275)
Net Change in Unrealized Appreciation (Depreciation)	62,482	(39,967)	86,394	520,292

Net Gain (Loss) on Investment	53,926	141,962	40,310	453,017

Net Increase (Decrease) in Net Assets Resulting from Operations	61,833	135,164	52,594	478,698

Increase (Decrease) in Net Assets from Contract Transactions	(107,123)	352,902	(166,123)	(264,340)

Total Increase (Decrease) in Net Assets	(45,290)	488,066	(113,529)	214,358

Net Assets as of December 31, 2023:	$527,263	$1,140,937	$842,518	$2,834,476

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,785,318	$1,891,023	$3,255,468	$1,904,204

Investment Income:
Reinvested Dividends	76,101	86,512	18,802	19,586
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,386	10,703	19,694	13,653

Net Investment Income (Loss)	61,715	75,809	(892)	5,933

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	140,660	221,016	331,561	194,288
Realized Gain (Loss) on Investments	7,600	(33,963)	15,916	9,763

Net Realized Capital Gains (Losses) on Investments	148,260	187,053	347,477	204,051
Net Change in Unrealized Appreciation (Depreciation)	(504,820)	(597,917)	(957,197)	(528,827)

Net Gain (Loss) on Investment	(356,560)	(410,864)	(609,720)	(324,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	(294,845)	(335,055)	(610,612)	(318,843)

Increase (Decrease) in Net Assets from Contract Transactions	(142,140)	(169,619)	(65,722)	(87,875)

Total Increase (Decrease) in Net Assets	(436,985)	(504,674)	(676,334)	(406,718)

Net Assets as of December 31, 2022:	$1,348,333	$1,386,349	$2,579,134	$1,497,486

Investment Income:
Reinvested Dividends	27,894	27,885	23,329	25,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,880	9,344	19,880	12,782

Net Investment Income (Loss)	15,014	18,541	3,449	12,306

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,073	61,711	134,206	53,024
Realized Gain (Loss) on Investments	(23,985)	(16,390)	60,544	12,532

Net Realized Capital Gains (Losses) on Investments	(13,912)	45,321	194,750	65,556
Net Change in Unrealized Appreciation (Depreciation)	102,095	88,875	477,046	190,025

Net Gain (Loss) on Investment	88,183	134,196	671,796	255,581

Net Increase (Decrease) in Net Assets Resulting from Operations	103,197	152,737	675,245	267,887

Increase (Decrease) in Net Assets from Contract Transactions	(103,335)	(77,877)	(172,215)	(12,114)

Total Increase (Decrease) in Net Assets	(138)	74,860	503,030	255,773

Net Assets as of December 31, 2023:	$1,348,195	$1,461,209	$3,082,164	$1,753,259

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA S&P 500 Index Initial Class Subaccount(1)	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$2,747,254	$6,329,681	$773,588

Investment Income:
Reinvested Dividends	824	16,478	-	27,081
Investment Expense:
Mortality and Expense Risk and Administrative Charges	244	19,038	36,114	6,792

Net Investment Income (Loss)	580	(2,560)	(36,114)	20,289

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	889	423,670	1,767,030	31,980
Realized Gain (Loss) on Investments	(15)	28,724	(109,901)	11,608

Net Realized Capital Gains (Losses) on Investments	874	452,394	1,657,129	43,588
Net Change in Unrealized Appreciation (Depreciation)	(5,120)	(710,626)	(3,077,284)	(202,606)

Net Gain (Loss) on Investment	(4,246)	(258,232)	(1,420,155)	(159,018)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,666)	(260,792)	(1,456,269)	(138,729)

Increase (Decrease) in Net Assets from Contract Transactions	93,705	108,308	(80,008)	136,942

Total Increase (Decrease) in Net Assets	90,039	(152,484)	(1,536,277)	(1,787)

Net Assets as of December 31, 2022:	$90,039	$2,594,770	$4,793,404	$771,801

Investment Income:
Reinvested Dividends	1,179	26,377	-	8,432
Investment Expense:
Mortality and Expense Risk and Administrative Charges	908	17,191	33,401	7,013

Net Investment Income (Loss)	271	9,186	(33,401)	1,419

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,395	242,617	184,578	-
Realized Gain (Loss) on Investments	26	(24,257)	(495,804)	(509)

Net Realized Capital Gains (Losses) on Investments	1,421	218,360	(311,226)	(509)
Net Change in Unrealized Appreciation (Depreciation)	49,693	47,270	1,250,209	104,792

Net Gain (Loss) on Investment	51,114	265,630	938,983	104,283

Net Increase (Decrease) in Net Assets Resulting from Operations	51,385	274,816	905,582	105,702

Increase (Decrease) in Net Assets from Contract Transactions	294,834	(330,099)	(833,829)	(59,827)

Total Increase (Decrease) in Net Assets	346,219	(55,283)	71,753	45,875

Net Assets as of December 31, 2023:	$436,258	$2,539,487	$4,865,157	$817,676

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2021:	$11,036,591	$62,575,597	$18,982,511	$18,297,053

Investment Income:
Reinvested Dividends	-	679,629	185,405	166,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,847	320,213	89,675	97,806

Net Investment Income (Loss)	(59,847)	359,416	95,730	68,511

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,525,798	2,272,517	2,748,539	1,577,765
Realized Gain (Loss) on Investments	122,209	2,820,095	47,212	199,976

Net Realized Capital Gains (Losses) on Investments	1,648,007	5,092,612	2,795,751	1,777,741
Net Change in Unrealized Appreciation (Depreciation)	(5,090,397)	(16,668,245)	(8,679,974)	(5,280,832)

Net Gain (Loss) on Investment	(3,442,390)	(11,575,633)	(5,884,223)	(3,503,091)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,502,237)	(11,216,217)	(5,788,493)	(3,434,580)

Increase (Decrease) in Net Assets from Contract Transactions	244,692	(6,620,457)	(84,348)	(1,478,244)

Total Increase (Decrease) in Net Assets	(3,257,545)	(17,836,674)	(5,872,841)	(4,912,824)

Net Assets as of December 31, 2022:	$7,779,046	$44,738,923	$13,109,670	$13,384,229

Investment Income:
Reinvested Dividends	3,398	700,246	213,632	195,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,515	305,602	86,030	86,405

Net Investment Income (Loss)	(56,117)	394,644	127,602	108,782

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	239,301	1,550,886	460,655	244,943
Realized Gain (Loss) on Investments	13,234	1,651,226	(101,640)	74,611

Net Realized Capital Gains (Losses) on Investments	252,535	3,202,112	359,015	319,554
Net Change in Unrealized Appreciation (Depreciation)	2,801,152	7,300,614	1,368,052	1,456,359

Net Gain (Loss) on Investment	3,053,687	10,502,726	1,727,067	1,775,913

Net Increase (Decrease) in Net Assets Resulting from Operations	2,997,570	10,897,370	1,854,669	1,884,695

Increase (Decrease) in Net Assets from Contract Transactions	(1,244,064)	(3,645,409)	(251,428)	(1,718,361)

Total Increase (Decrease) in Net Assets	1,753,506	7,251,961	1,603,241	166,334

Net Assets as of December 31, 2023:	$9,532,552	$51,990,884	$14,712,911	$13,550,563

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2021:	$19,250,096	$29,866,930	$42,814,906	$4,204,764

Investment Income:
Reinvested Dividends	292,575	448,550	771,545	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,646	167,258	222,982	20,516

Net Investment Income (Loss)	193,929	281,292	548,563	(20,516)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	660,837	214,093	273,774	1,008,229
Realized Gain (Loss) on Investments	80,151	(206,441)	(398,182)	(336,018)

Net Realized Capital Gains (Losses) on Investments	740,988	7,652	(124,408)	672,211
Net Change in Unrealized Appreciation (Depreciation)	(5,895,035)	(2,121,676)	(6,141,452)	(2,025,627)

Net Gain (Loss) on Investment	(5,154,047)	(2,114,024)	(6,265,860)	(1,353,416)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,960,118)	(1,832,732)	(5,717,297)	(1,373,932)

Increase (Decrease) in Net Assets from Contract Transactions	(1,034,533)	(3,449,195)	(2,845,627)	(388,630)

Total Increase (Decrease) in Net Assets	(5,994,651)	(5,281,927)	(8,562,924)	(1,762,562)

Net Assets as of December 31, 2022:	$13,255,445	$24,585,003	$34,251,982	$2,442,202

Investment Income:
Reinvested Dividends	330,051	528,037	844,907	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,316	157,162	214,284	18,292

Net Investment Income (Loss)	246,735	370,875	630,623	(18,292)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	622,662	-	-	-
Realized Gain (Loss) on Investments	(392,217)	(140,011)	(373,214)	(219,548)

Net Realized Capital Gains (Losses) on Investments	230,445	(140,011)	(373,214)	(219,548)
Net Change in Unrealized Appreciation (Depreciation)	858,879	1,103,678	1,530,936	729,639

Net Gain (Loss) on Investment	1,089,324	963,667	1,157,722	510,091

Net Increase (Decrease) in Net Assets Resulting from Operations	1,336,059	1,334,542	1,788,345	491,799

Increase (Decrease) in Net Assets from Contract Transactions	(1,158,776)	(572,800)	2,687,597	(176,249)

Total Increase (Decrease) in Net Assets	177,283	761,742	4,475,942	315,550

Net Assets as of December 31, 2023:	$13,432,728	$25,346,745	$38,727,924	$2,757,752

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

Wanger International Subaccount

Net Assets as of December 31, 2021:	$3,714,414

Investment Income:
Reinvested Dividends	23,639
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,883

Net Investment Income (Loss)	(1,244)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	467,540
Realized Gain (Loss) on Investments	(71,371)

Net Realized Capital Gains (Losses) on Investments	396,169
Net Change in Unrealized Appreciation (Depreciation)	(1,657,916)

Net Gain (Loss) on Investment	(1,261,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,262,991)

Increase (Decrease) in Net Assets from Contract Transactions	(111,406)

Total Increase (Decrease) in Net Assets	(1,374,397)

Net Assets as of December 31, 2022:	$2,340,017

Investment Income:
Reinvested Dividends	5,932
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,170

Net Investment Income (Loss)	(14,238)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(339,701)

Net Realized Capital Gains (Losses) on Investments	(339,701)
Net Change in Unrealized Appreciation (Depreciation)	692,358

Net Gain (Loss) on Investment	352,657

Net Increase (Decrease) in Net Assets Resulting from Operations	338,419

Increase (Decrease) in Net Assets from Contract Transactions	(784,608)

Total Increase (Decrease) in Net Assets	(446,189)

Net Assets as of December 31, 2023:	$1,893,828

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA CC (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s Edge Select® Variable Annuity, Advisor’s Edge® Variable Annuity, Dimensional Variable Annuity, MarqueeSM Variable Annuity, Personal Manager® Variable Annuity, and PrismSM Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery SMID Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Products, Inc.	Calvert Variable Products, Inc.
Calvert VP EAFE International Index Class I Shares	Calvert VP EAFE International Index Portfolio Class I Shares
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid Cap Portfolio
Columbia Funds Variable Insurance Trust II	Columbia Funds Variable Insurance Trust II
Columbia - Select Mid Cap Growth Class 2 Shares	Columbia - Select Mid Cap Growth Fund Class 2 Shares
Columbia - Seligman Global Technology Class 2 Shares	Columbia - Seligman Global Technology Fund Class 2 Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Federated Insurance	Federated Insurance
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery Class 2 Shares
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class B Shares	$18,000	$3,667

AB Sustainable Global Thematic Growth Class B Shares	11	29

Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-

BNY Mellon Sustainable U.S. Equity Initial Shares	376,396	544,670

BNY Mellon Sustainable U.S. Equity Service Shares	-	-

BNY Mellon VIF Appreciation Service Shares	5,088	8,800

BNY Mellon VIF Growth and Income Initial Shares	161,753	57,187

Calvert VP EAFE International Index Class I Shares	39,846	85,556

Calvert VP SRI Balanced	57,881	277,936

Calvert VP SRI Mid Cap	19,636	356,125

Columbia - Select Mid Cap Growth Class 2 Shares	11,702	49,061

Columbia - Seligman Global Technology Class 2 Shares	15,972	186,763

Columbia - Small Company Growth Class 1 Shares	-	71,894

DFA VA Global Bond	2,696,267	5,041,773

DFA VA International Small	1,447,488	4,220,809

DFA VA International Value	2,315,415	4,636,251

DFA VA Short-Term Fixed	3,176,302	5,592,459

DFA VA U.S. Large Value	3,298,621	8,878,088

DFA VA U.S. Targeted Value	3,913,169	8,058,933

Federated Hermes Fund for U.S. Government Securities II	394,871	234,016

Federated Hermes Government Money II Service Shares	1,328,070	3,092,196

Federated Hermes High Income Bond II Primary Shares	287,170	706,512

Federated Hermes Managed Volatility II Primary Shares	88,223	117,155

Fidelity® VIP Asset Manager Initial Class	26,011	91,576

Fidelity® VIP Contrafund® Initial Class	537,551	1,197,918

Fidelity® VIP Equity-Income Initial Class	60,577	120,645

Fidelity® VIP Government Money Market Initial Class	232,510	156,576

Fidelity® VIP Growth Initial Class	106,137	141,458

Fidelity® VIP Mid Cap Initial Class	103,909	169,187

Fidelity® VIP Value Strategies Initial Class	72,799	172,339

NVIT Emerging Markets Class D Shares	14,918	86,028

T. Rowe Price All-Cap Opportunities	137,477	165,547

T. Rowe Price Equity Income Service Class	69,605	27,781

T. Rowe Price International Stock	2,950	19,640

TA Aegon Bond Initial Class	825,903	2,886,333

TA Aegon Sustainable Equity Income Initial Class	83,129	492,601

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock Government Money Market Initial Class	$1,281,351	$546,441

TA BlackRock Real Estate Securities Initial Class	107,614	167,627

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	132,784	142,855

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	13,183	32,718

TA International Focus Initial Class	23,694	122,908

TA Janus Mid-Cap Growth Initial Class	633,999	98,564

TA JPMorgan Asset Allocation - Conservative Initial Class	20,780	174,620

TA JPMorgan Asset Allocation - Growth Initial Class	81,753	283,829

TA JPMorgan Asset Allocation - Moderate Initial Class	59,741	137,991

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	89,638	87,260

TA JPMorgan Enhanced Index Initial Class	345,375	379,941

TA Multi-Managed Balanced Initial Class	268,297	215,082

TA S&P 500 Index Initial Class	297,383	883

TA Small/Mid Cap Value Initial Class	310,208	388,510

TA T. Rowe Price Small Cap Initial Class	306,551	989,226

TA TS&W International Equity Initial Class	18,305	76,711

TA WMC US Growth Initial Class	573,329	1,634,206

Vanguard® Equity Index	4,560,134	6,260,047

Vanguard® International	1,845,256	1,508,423

Vanguard® Mid-Cap Index	756,895	2,121,516

Vanguard® Real Estate Index	1,782,005	2,071,395

Vanguard® Short-Term Investment Grade	1,848,395	2,050,327

Vanguard® Total Bond Market Index	6,382,060	3,063,755

Wanger Acorn	18,632	213,186

Wanger International	78,217	877,060

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class B Shares	-	(452)	(452)	-	(560)	(560)

AB Sustainable Global Thematic Growth Class B Shares	-	(15)	(15)	-	(14)	(14)

Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Initial Shares	4	(6,419)	(6,415)	258	(1,003)	(745)

BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-

BNY Mellon VIF Appreciation Service Shares	-	(2,001)	(2,001)	-	-	-

BNY Mellon VIF Growth and Income Initial Shares	3	(445)	(442)	1	(171)	(170)

Calvert VP EAFE International Index Class I Shares	138	(47,534)	(47,396)	2,970	(15,911)	(12,941)

Calvert VP SRI Balanced	190	(5,146)	(4,956)	441	(6,133)	(5,692)

Calvert VP SRI Mid Cap	182	(4,848)	(4,666)	837	(3,761)	(2,924)

Columbia - Select Mid Cap Growth Class 2 Shares	4,603	(19,932)	(15,329)	398	(15,764)	(15,366)

Columbia - Seligman Global Technology Class 2 Shares	161	(22,612)	(22,451)	387	(491)	(104)

Columbia - Small Company Growth Class 1 Shares	-	(10,029)	(10,029)	630	(72,474)	(71,844)

DFA VA Global Bond	663,739	(2,914,235)	(2,250,496)	933,286	(3,301,999)	(2,368,713)

DFA VA International Small	170,599	(1,055,047)	(884,448)	368,173	(645,127)	(276,954)

DFA VA International Value	141,698	(1,489,836)	(1,348,138)	458,330	(1,309,228)	(850,898)

DFA VA Short-Term Fixed	1,193,603	(3,617,686)	(2,424,083)	1,489,623	(4,495,240)	(3,005,617)

DFA VA U.S. Large Value	257,316	(1,938,031)	(1,680,715)	257,613	(1,643,015)	(1,385,402)

DFA VA U.S. Targeted Value	142,623	(1,728,943)	(1,586,320)	48,081	(1,014,795)	(966,714)

Federated Hermes Fund for U.S. Government Securities II	260,195	(117,231)	142,964	12,071	(336,859)	(324,788)

Federated Hermes Government Money II Service Shares	817,532	(2,369,643)	(1,552,111)	4,986,629	(3,612,065)	1,374,564

Federated Hermes High Income Bond II Primary Shares	27,518	(204,353)	(176,835)	185,519	(562,375)	(376,856)

Federated Hermes Managed Volatility II Primary Shares	12,068	(11,313)	755	91,241	(194,733)	(103,492)

Fidelity® VIP Asset Manager Initial Class	256	(2,086)	(1,830)	-	(1,035)	(1,035)

Fidelity® VIP Contrafund® Initial Class	77,789	(303,374)	(225,585)	84,183	(254,332)	(170,149)

Fidelity® VIP Equity-Income Initial Class	25	(1,504)	(1,479)	53	(539)	(486)

Fidelity® VIP Government Money Market Initial Class	370	(8,014)	(7,644)	27	(5,403)	(5,376)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Growth Initial Class	9	(944)	(935)	453	(2,028)	(1,575)

Fidelity® VIP Mid Cap Initial Class	14,112	(31,706)	(17,594)	10,153	(36,359)	(26,206)

Fidelity® VIP Value Strategies Initial Class	5,133	(40,448)	(35,315)	18,560	(40,203)	(21,643)

NVIT Emerging Markets Class D Shares	487	(7,707)	(7,220)	1,631	(12,278)	(10,647)

T. Rowe Price All-Cap Opportunities	164	(1,105)	(941)	1	(1,217)	(1,216)

T. Rowe Price Equity Income Service Class	-	(152)	(152)	4	(2,036)	(2,032)

T. Rowe Price International Stock	-	(644)	(644)	117	(2,522)	(2,405)

TA Aegon Bond Initial Class	431,998	(1,623,237)	(1,191,239)	576,841	(1,539,079)	(962,238)

TA Aegon Sustainable Equity Income Initial Class	20,321	(205,526)	(185,205)	10,396	(64,008)	(53,612)

TA BlackRock Government Money Market Initial Class	1,173,551	(530,737)	642,814	1,196,020	(1,478,017)	(281,997)

TA BlackRock Real Estate Securities Initial Class	12,474	(37,023)	(24,549)	14,141	(73,760)	(59,619)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	21,497	(80,498)	(59,001)	477,572	(14,657)	462,915

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	357	(18,162)	(17,805)	2,069	(11,396)	(9,327)

TA International Focus Initial Class	4,403	(43,883)	(39,480)	7,911	(9,771)	(1,860)

TA Janus Mid-Cap Growth Initial Class	127,656	(27,197)	100,459	28,509	(8,068)	20,441

TA JPMorgan Asset Allocation - Conservative Initial Class	1,134	(83,030)	(81,896)	2,890	(130,833)	(127,943)

TA JPMorgan Asset Allocation - Growth Initial Class	90	(78,864)	(78,774)	58,415	(9,260)	49,155

TA JPMorgan Asset Allocation - Moderate Initial Class	8,427	(52,899)	(44,472)	384	(54,265)	(53,881)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	16	(27,280)	(27,264)	7,722	(68,376)	(60,654)

TA JPMorgan Enhanced Index Initial Class	24,582	(48,087)	(23,505)	2,813	(17,801)	(14,988)

TA Multi-Managed Balanced Initial Class	66,360	(73,084)	(6,724)	4,979	(39,009)	(34,030)

TA S&P 500 Index Initial Class	275,644	-	275,644	96,187	-	96,187

TA Small/Mid Cap Value Initial Class	4,327	(67,394)	(63,067)	63,225	(52,508)	10,717

TA T. Rowe Price Small Cap Initial Class	31,000	(241,187)	(210,187)	127,092	(151,404)	(24,312)

TA TS&W International Equity Initial Class	2,523	(22,057)	(19,534)	103,024	(24,473)	78,551

TA WMC US Growth Initial Class	64,820	(298,116)	(233,296)	227,599	(177,004)	50,595

Vanguard® Equity Index	466,938	(1,208,343)	(741,405)	507,972	(1,861,911)	(1,353,939)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® International	574,857	(686,106)	(111,249)	1,006,244	(1,051,890)	(45,646)

Vanguard® Mid-Cap Index	64,862	(398,839)	(333,977)	115,808	(391,232)	(275,424)

Vanguard® Real Estate Index	215,908	(488,841)	(272,933)	133,499	(334,521)	(201,022)

Vanguard® Short-Term Investment Grade	877,226	(1,262,779)	(385,553)	647,179	(2,864,849)	(2,217,670)

Vanguard® Total Bond Market Index	3,449,974	(1,825,997)	1,623,977	1,432,604	(3,074,676)	(1,642,072)

Wanger Acorn	3,948	(39,370)	(35,422)	17,294	(98,463)	(81,169)

Wanger International	17,357	(189,131)	(171,774)	29,173	(58,106)	(28,933)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$-	$(2,052)	$(2,052)	$-	$(2,380)	$(2,380)

AB Sustainable Global Thematic Growth Class B Shares	-	(24)	(24)	-	(28)	(28)

Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Initial Shares	332	(516,681)	(516,349)	17,881	(68,328)	(50,447)

BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	1	1

BNY Mellon VIF Appreciation Service Shares	-	(8,335)	(8,335)	-	1	1

BNY Mellon VIF Growth and Income Initial Shares	269	(38,859)	(38,590)	62	(14,069)	(14,007)

Calvert VP EAFE International Index Class I Shares	217	(71,384)	(71,167)	4,427	(22,845)	(18,418)

Calvert VP SRI Balanced	9,386	(249,227)	(239,841)	22,526	(296,226)	(273,700)

Calvert VP SRI Mid Cap	11,989	(311,445)	(299,456)	58,349	(244,236)	(185,887)

Columbia - Select Mid Cap Growth Class 2 Shares	11,704	(48,421)	(36,717)	832	(40,498)	(39,666)

Columbia - Seligman Global Technology Class 2 Shares	884	(184,204)	(183,320)	2,083	(2,732)	(649)

Columbia - Small Company Growth Class 1 Shares	-	(65,059)	(65,059)	32,608	(446,309)	(413,701)

DFA VA Global Bond	1,240,543	(4,850,920)	(3,610,377)	1,701,170	(5,435,730)	(3,734,560)

DFA VA International Small	755,695	(4,095,983)	(3,340,288)	1,508,064	(2,793,068)	(1,285,004)

DFA VA International Value	644,281	(4,465,286)	(3,821,005)	1,215,396	(3,908,138)	(2,692,742)

DFA VA Short-Term Fixed	1,939,408	(5,412,470)	(3,473,062)	2,348,632	(5,993,048)	(3,644,416)

DFA VA U.S. Large Value	1,307,140	(8,601,747)	(7,294,607)	1,272,406	(8,089,894)	(6,817,488)

DFA VA U.S. Targeted Value	829,490	(7,863,704)	(7,034,214)	340,922	(5,547,827)	(5,206,905)

Federated Hermes Fund for U.S. Government Securities II	360,440	(225,062)	135,378	30,754	(596,997)	(566,243)

Federated Hermes Government Money II Service Shares	1,055,039	(3,052,914)	(1,997,875)	5,814,524	(4,069,130)	1,745,394

Federated Hermes High Income Bond II Primary Shares	106,249	(685,319)	(579,070)	520,973	(1,673,874)	(1,152,901)

Federated Hermes Managed Volatility II Primary Shares	41,079	(94,408)	(53,329)	221,682	(491,481)	(269,799)

Fidelity® VIP Asset Manager Initial Class	11,311	(85,369)	(74,058)	-	(39,980)	(39,980)

Fidelity® VIP Contrafund® Initial Class	293,366	(1,154,062)	(860,696)	290,004	(946,622)	(656,618)

Fidelity® VIP Equity-Income Initial Class	1,984	(103,740)	(101,756)	3,341	(38,333)	(34,992)

Fidelity® VIP Government Money Market Initial Class	5,880	(114,878)	(108,998)	409	(72,091)	(71,682)

Fidelity® VIP Growth Initial Class	1,317	(112,799)	(111,482)	57,117	(212,428)	(155,311)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	$70,668	$(162,863)	$(92,195)	$52,601	$(185,355)	$(132,754)

Fidelity® VIP Value Strategies Initial Class	20,219	(164,278)	(144,059)	73,151	(148,711)	(75,560)

NVIT Emerging Markets Class D Shares	5,018	(81,341)	(76,323)	20,734	(138,744)	(118,010)

T. Rowe Price All-Cap Opportunities	24,307	(144,553)	(120,246)	201	(145,288)	(145,087)

T. Rowe Price Equity Income Service Class	-	(13,280)	(13,280)	391	(162,750)	(162,359)

T. Rowe Price International Stock	-	(15,504)	(15,504)	2,366	(58,782)	(56,416)

TA Aegon Bond Initial Class	745,201	(2,825,628)	(2,080,427)	1,055,157	(2,838,713)	(1,783,556)

TA Aegon Sustainable Equity Income Initial Class	48,314	(477,263)	(428,949)	23,623	(155,889)	(132,266)

TA BlackRock Government Money Market Initial Class	1,181,781	(529,064)	652,717	1,164,099	(1,433,858)	(269,759)

TA BlackRock Real Estate Securities Initial Class	41,694	(160,725)	(119,031)	52,760	(294,550)	(241,790)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	35,709	(136,632)	(100,923)	791,412	(25,005)	766,407

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	668	(30,793)	(30,125)	3,774	(20,292)	(16,518)

TA International Focus Initial Class	12,009	(119,132)	(107,123)	20,139	(24,703)	(4,564)

TA Janus Mid-Cap Growth Initial Class	444,830	(91,928)	352,902	82,140	(30,278)	51,862

TA JPMorgan Asset Allocation - Conservative Initial Class	2,346	(168,469)	(166,123)	6,121	(266,534)	(260,413)

TA JPMorgan Asset Allocation - Growth Initial Class	307	(264,647)	(264,340)	225,423	(31,487)	193,936

TA JPMorgan Asset Allocation - Moderate Initial Class	21,826	(125,161)	(103,335)	986	(143,126)	(142,140)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	46	(77,923)	(77,877)	20,702	(190,321)	(169,619)

TA JPMorgan Enhanced Index Initial Class	188,134	(360,349)	(172,215)	20,779	(86,501)	(65,722)

TA Multi-Managed Balanced Initial Class	190,266	(202,380)	(12,114)	13,012	(100,887)	(87,875)

TA S&P 500 Index Initial Class	294,834	-	294,834	93,706	(1)	93,705

TA Small/Mid Cap Value Initial Class	41,519	(371,618)	(330,099)	472,604	(364,296)	108,308

TA T. Rowe Price Small Cap Initial Class	124,921	(958,750)	(833,829)	513,835	(593,843)	(80,008)

TA TS&W International Equity Initial Class	9,899	(69,726)	(59,827)	231,908	(94,966)	136,942

TA WMC US Growth Initial Class	335,074	(1,579,138)	(1,244,064)	1,111,249	(866,557)	244,692

Vanguard® Equity Index	2,347,434	(5,992,843)	(3,645,409)	2,454,042	(9,074,499)	(6,620,457)

Vanguard® International	1,190,662	(1,442,090)	(251,428)	2,126,256	(2,210,604)	(84,348)

Vanguard® Mid-Cap Index	334,478	(2,052,839)	(1,718,361)	591,003	(2,069,247)	(1,478,244)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Real Estate Index	$861,769	$(2,020,545)	$(1,158,776)	$559,130	$(1,593,663)	$(1,034,533)

Vanguard® Short-Term Investment Grade	1,357,912	(1,930,712)	(572,800)	987,822	(4,437,017)	(3,449,195)

Vanguard® Total Bond Market Index	5,611,894	(2,924,297)	2,687,597	2,418,096	(5,263,723)	(2,845,627)

Wanger Acorn	19,002	(195,251)	(176,249)	83,302	(471,932)	(388,630)

Wanger International	73,348	(857,956)	(784,608)	124,033	(235,439)	(111,406)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2023	52,604	$6.95	to	$24.72	$278,279	-%	0.55%	to	2.70%	34.05%	to	31.26%
12/31/2022	53,056	5.18	to	18.83	209,568	-	0.55	to	2.70	(29.08)	to	(30.56)
12/31/2021	53,616	7.31	to	27.12	298,881	-	0.55	to	2.70	27.95	to	25.27
12/31/2020	54,616	5.71	to	21.65	237,815	-	0.55	to	2.70	34.41	to	31.60
12/31/2019	55,231	4.25	to	16.45	179,112	-	0.55	to	2.70	33.63	to	30.83
AB Sustainable Global Thematic Growth Class B Shares
12/31/2023	94	3.33	to	18.95	178	0.03	0.55	to	2.70	15.07	to	12.67
12/31/2022	109	2.89	to	16.81	181	-	0.55	to	2.70	(27.57)	to	(29.08)
12/31/2021	123	3.99	to	23.71	285	-	0.55	to	2.70	21.90	to	19.35
12/31/2020	10,299	3.28	to	19.87	22,098	0.49	0.55	to	2.70	38.32	to	35.43
12/31/2019	13,583	2.37	to	14.67	21,429	0.16	0.55	to	2.70	29.07	to	26.37
Allspring VT Discovery SMID Cap Growth Class 2 Shares
12/31/2023	-	118.68	to	99.74	-	-	0.80	to	1.40	19.19	to	18.49
12/31/2022	-	99.57	to	84.18	-	-	0.80	to	1.40	(38.34)	to	(38.71)
12/31/2021	-	161.49	to	137.33	-	-	0.80	to	1.40	(5.80)	to	(6.35)
12/31/2020	-	171.43	to	146.65	-	-	0.80	to	1.40	61.36	to	60.41
12/31/2019	-	106.24	to	91.42	-	-	0.80	to	1.40	37.92	to	37.10
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2023	35,278	88.90	to	70.91	2,896,359	0.77	0.80	to	1.40	22.84	to	22.12
12/31/2022	41,693	72.37	to	58.07	2,815,633	0.52	0.80	to	1.40	(23.48)	to	(23.94)
12/31/2021	42,438	94.58	to	76.34	3,746,484	0.76	0.80	to	1.40	25.99	to	25.24
12/31/2020	40,949	75.07	to	60.95	2,853,761	1.09	0.80	to	1.40	23.16	to	22.43
12/31/2019	42,462	60.95	to	49.79	2,399,073	1.46	0.80	to	1.40	33.29	to	32.50
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2023	-	4.56	to	17.97	-	0.40	0.55	to	2.70	22.83	to	20.27
12/31/2022	-	3.71	to	14.94	-	0.41	0.55	to	2.70	(23.48)	to	(25.08)
12/31/2021	-	4.85	to	19.94	-	0.75	0.55	to	2.70	25.99	to	23.35
12/31/2020	-	3.85	to	16.17	-	0.99	0.55	to	2.70	23.18	to	20.60
12/31/2019	-	3.13	to	13.40	-	1.17	0.55	to	2.70	33.28	to	30.49
BNY Mellon VIF Appreciation Service Shares
12/31/2023	12,489	4.77	to	20.33	52,742	0.47	0.55	to	2.70	20.01	to	17.51
12/31/2022	14,490	3.97	to	17.30	51,729	0.43	0.55	to	2.70	(18.70)	to	(20.40)
12/31/2021	14,490	4.89	to	21.74	63,838	0.20	0.55	to	2.70	26.08	to	23.44
12/31/2020	14,490	3.88	to	17.61	50,801	0.55	0.55	to	2.70	22.71	to	20.14
12/31/2019	15,718	3.16	to	14.66	44,723	0.92	0.55	to	2.70	35.04	to	32.21
BNY Mellon VIF Growth and Income Initial Shares
12/31/2023	15,690	117.79	to	96.15	1,557,609	0.66	0.80	to	1.40	25.68	to	24.94
12/31/2022	16,132	93.72	to	76.95	1,279,811	0.80	0.80	to	1.40	(15.49)	to	(15.99)
12/31/2021	16,302	110.90	to	91.60	1,538,142	0.47	0.80	to	1.40	24.63	to	23.90
12/31/2020	17,266	88.98	to	73.93	1,311,918	0.77	0.80	to	1.40	23.64	to	22.91
12/31/2019	18,652	71.97	to	60.15	1,162,656	1.09	0.80	to	1.40	28.10	to	27.34
Calvert VP EAFE International Index Class I Shares
12/31/2023	846,567	1.73	to	1.60	1,415,813	2.92	0.80	to	1.40	16.84	to	16.15
12/31/2022	893,963	1.48	to	1.37	1,279,955	3.53	0.80	to	1.40	(15.26)	to	(15.76)
12/31/2021	906,904	1.75	to	1.63	1,536,025	1.78	0.80	to	1.40	10.00	to	9.34
12/31/2020	941,692	1.59	to	1.49	1,453,317	3.36	0.80	to	1.40	6.92	to	6.28
12/31/2019	1,015,354	1.49	to	1.40	1,467,088	2.53	0.80	to	1.40	20.30	to	19.59

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Calvert VP SRI Balanced
12/31/2023	45,438	$63.14	to	$52.57	$2,562,338	1.57%	0.80%	to	1.40%	15.89%	to	15.21%
12/31/2022	50,394	54.48	to	45.63	2,446,397	1.15	0.80	to	1.40	(16.08)	to	(16.58)
12/31/2021	56,086	64.93	to	54.69	3,242,562	1.15	0.80	to	1.40	14.20	to	13.53
12/31/2020	62,808	56.85	to	48.18	3,181,454	1.51	0.80	to	1.40	14.34	to	13.67
12/31/2019	70,248	49.72	to	42.38	3,113,543	1.53	0.80	to	1.40	23.42	to	22.69
Calvert VP SRI Mid Cap
12/31/2023	62,127	79.28	to	66.04	4,605,263	0.19	0.80	to	1.40	10.76	to	10.10
12/31/2022	66,793	71.58	to	59.98	4,454,316	-	0.80	to	1.40	(20.12)	to	(20.60)
12/31/2021	69,717	89.61	to	75.54	5,815,421	0.20	0.80	to	1.40	14.11	to	13.44
12/31/2020	76,169	78.53	to	66.59	5,584,530	0.44	0.80	to	1.40	11.36	to	10.70
12/31/2019	79,801	70.52	to	60.15	5,248,573	0.43	0.80	to	1.40	30.32	to	29.55
Columbia - Select Mid Cap Growth Class 2 Shares
12/31/2023	34,007	2.79	to	17.37	93,417	-	0.55	to	2.70	24.24	to	21.65
12/31/2022	49,336	2.25	to	14.28	109,494	-	0.55	to	2.70	(31.39)	to	(32.82)
12/31/2021	64,702	3.28	to	21.26	209,656	-	0.55	to	2.70	15.64	to	13.21
12/31/2020	84,175	2.83	to	18.78	236,222	-	0.55	to	2.70	34.34	to	31.53
12/31/2019	92,739	2.11	to	14.28	193,919	-	0.55	to	2.70	34.09	to	31.29
Columbia - Seligman Global Technology Class 2 Shares
12/31/2023	25,174	12.29	to	31.19	217,174	-	0.55	to	2.70	44.08	to	41.08
12/31/2022	47,625	8.53	to	22.11	303,930	-	0.55	to	2.70	(32.23)	to	(33.65)
12/31/2021	47,729	12.59	to	33.32	450,742	0.28	0.55	to	2.70	37.93	to	35.04
12/31/2020	48,530	9.12	to	24.67	332,576	-	0.55	to	2.70	45.00	to	41.97
12/31/2019	48,837	6.29	to	17.38	231,303	-	0.55	to	2.70	54.12	to	50.90
Columbia - Small Company Growth Class 1 Shares
12/31/2023	167,674	4.86	to	19.86	1,029,644	-	0.55	to	2.70	25.94	to	23.31
12/31/2022	177,703	3.86	to	16.10	875,622	-	0.55	to	2.70	(36.12)	to	(37.46)
12/31/2021	249,547	6.04	to	25.75	1,905,581	-	0.55	to	2.70	(3.43)	to	(5.46)
12/31/2020	327,396	6.25	to	27.23	2,659,427	-	0.55	to	2.70	70.19	to	66.63
12/31/2019	345,888	3.67	to	16.34	1,645,574	-	0.55	to	2.70	39.93	to	37.00
DFA VA Global Bond
12/31/2023	23,248,633	1.48	to	9.44	38,845,826	3.79	0.55	to	1.85	4.48	to	3.15
12/31/2022	25,499,129	1.41	to	9.15	40,741,070	1.53	0.55	to	1.85	(6.84)	to	(8.03)
12/31/2021	27,867,842	1.52	to	9.95	47,721,430	0.72	0.55	to	1.85	(1.58)	to	(2.84)
12/31/2020	29,138,046	1.54	to	10.24	50,955,010	0.03	0.55	to	1.85	0.90	to	(0.38)
12/31/2019	32,238,656	1.53	to	10.28	55,404,885	2.39	0.55	to	1.85	3.61	to	2.29
DFA VA International Small
12/31/2023	5,152,207	3.59	to	13.53	24,131,509	3.01	0.55	to	1.85	13.49	to	12.04
12/31/2022	6,036,655	3.17	to	12.08	24,431,436	2.49	0.55	to	1.85	(18.09)	to	(19.14)
12/31/2021	6,313,609	3.87	to	14.94	31,416,540	2.48	0.55	to	1.85	13.94	to	12.48
12/31/2020	7,216,991	3.39	to	13.28	31,676,510	2.09	0.55	to	1.85	8.82	to	7.43
12/31/2019	8,121,381	3.12	to	12.36	32,934,967	2.65	0.55	to	1.85	23.22	to	21.65
DFA VA International Value
12/31/2023	8,786,656	2.76	to	1.54	30,818,028	4.62	0.55	to	1.85	17.22	to	15.73
12/31/2022	10,134,794	2.36	to	1.33	29,812,510	3.84	0.55	to	1.85	(3.98)	to	(5.21)
12/31/2021	10,985,692	2.46	to	1.40	33,820,327	3.82	0.55	to	1.85	17.47	to	15.97
12/31/2020	12,904,472	2.09	to	1.21	33,746,520	2.47	0.55	to	1.85	(2.30)	to	(3.55)
12/31/2019	13,596,196	2.14	to	1.25	36,569,767	3.38	0.55	to	1.85	15.23	to	13.75
DFA VA Short-Term Fixed
12/31/2023	24,287,441	1.22	to	0.89	33,978,984	3.67	0.55	to	1.85	4.41	to	3.08
12/31/2022	26,711,524	1.17	to	0.87	35,979,779	1.23	0.55	to	1.85	(1.70)	to	(2.95)
12/31/2021	29,717,141	1.19	to	0.89	40,351,533	0.01	0.55	to	1.85	(0.74)	to	(2.00)
12/31/2020	31,697,923	1.20	to	0.91	43,002,159	0.58	0.55	to	1.85	0.05	to	(1.23)
12/31/2019	35,259,166	1.20	to	0.92	47,426,386	2.16	0.55	to	1.85	1.95	to	0.66

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA U.S. Large Value
12/31/2023	11,963,497	$4.47	to	$3.07	$60,020,930	2.19%	0.55%	to	1.85%	10.32%	to	8.91%
12/31/2022	13,644,212	4.05	to	2.81	61,627,910	2.16	0.55	to	1.85	(5.40)	to	(6.60)
12/31/2021	15,029,614	4.28	to	3.01	72,246,267	1.63	0.55	to	1.85	26.34	to	24.73
12/31/2020	19,467,224	3.39	to	2.42	73,045,236	2.24	0.55	to	1.85	(1.92)	to	(3.17)
12/31/2019	21,125,053	3.46	to	2.50	81,185,768	2.09	0.55	to	1.85	25.10	to	23.50
DFA VA U.S. Targeted Value
12/31/2023	6,098,337	4.75	to	3.45	40,169,288	1.50	0.55	to	1.85	19.38	to	17.86
12/31/2022	7,684,657	3.98	to	2.92	40,595,522	1.26	0.55	to	1.85	(4.74)	to	(5.95)
12/31/2021	8,651,371	4.18	to	3.11	48,092,886	1.33	0.55	to	1.85	38.92	to	37.15
12/31/2020	11,300,609	3.01	to	2.27	44,929,524	1.80	0.55	to	1.85	3.41	to	2.09
12/31/2019	12,158,691	2.91	to	2.22	47,511,991	1.41	0.55	to	1.85	21.89	to	20.33
Federated Hermes Fund for U.S. Government Securities II
12/31/2023	882,041	1.41	to	8.49	1,635,901	2.50	0.55	to	2.70	3.62	to	1.46
12/31/2022	739,077	1.36	to	8.37	1,431,467	1.93	0.55	to	2.70	(13.03)	to	(14.84)
12/31/2021	1,063,865	1.56	to	9.83	2,241,897	2.34	0.55	to	2.70	(2.58)	to	(4.62)
12/31/2020	1,539,179	1.60	to	10.30	3,335,910	2.20	0.55	to	2.70	4.64	to	2.45
12/31/2019	1,338,100	1.53	to	10.06	2,917,100	2.44	0.55	to	2.70	5.32	to	3.11
Federated Hermes Government Money II Service Shares
12/31/2023	4,604,783	1.14	to	9.07	5,873,826	4.42	0.55	to	2.70	3.95	to	1.78
12/31/2022	6,156,894	1.10	to	8.91	7,638,038	1.20	0.55	to	2.70	0.61	to	(1.50)
12/31/2021	4,782,330	1.09	to	9.05	5,852,319	-	0.55	to	2.70	(0.55)	to	(2.63)
12/31/2020	5,268,350	1.10	to	9.29	6,499,923	0.19	0.55	to	2.70	(0.35)	to	(2.43)
12/31/2019	5,912,615	1.10	to	9.52	7,367,495	1.80	0.55	to	2.70	1.09	to	(1.03)
Federated Hermes High Income Bond II Primary Shares
12/31/2023	739,875	2.87	to	10.86	2,889,650	6.00	0.55	to	2.70	12.10	to	9.76
12/31/2022	916,710	2.56	to	9.90	3,131,730	5.60	0.55	to	2.70	(12.26)	to	(14.09)
12/31/2021	1,293,566	2.92	to	11.52	4,837,118	4.92	0.55	to	2.70	4.27	to	2.09
12/31/2020	1,178,424	2.80	to	11.29	4,610,539	6.03	0.55	to	2.70	5.01	to	2.81
12/31/2019	1,543,127	2.67	to	10.98	5,495,361	6.13	0.55	to	2.70	13.92	to	11.53
Federated Hermes Managed Volatility II Primary Shares
12/31/2023	943,133	3.16	to	12.01	2,675,145	1.87	0.55	to	2.70	8.09	to	5.83
12/31/2022	942,378	2.93	to	11.35	2,534,155	1.94	0.55	to	2.70	(14.23)	to	(16.02)
12/31/2021	1,045,870	3.41	to	13.51	3,270,345	1.79	0.55	to	2.70	17.86	to	15.40
12/31/2020	1,081,706	2.90	to	11.71	2,904,976	2.57	0.55	to	2.70	0.38	to	(1.72)
12/31/2019	1,100,375	2.89	to	11.91	2,935,662	3.14	0.55	to	2.70	19.57	to	17.07
Fidelity® VIP Asset Manager Initial Class
12/31/2023	10,575	48.99	to	40.38	427,812	2.13	0.80	to	1.40	12.05	to	11.39
12/31/2022	12,405	43.72	to	36.25	454,445	2.00	0.80	to	1.40	(15.61)	to	(16.11)
12/31/2021	13,440	51.81	to	43.21	587,881	1.63	0.80	to	1.40	9.05	to	8.40
12/31/2020	13,666	47.51	to	39.86	551,767	1.52	0.80	to	1.40	13.96	to	13.28
12/31/2019	13,923	41.69	to	35.19	496,538	1.79	0.80	to	1.40	17.31	to	16.62
Fidelity® VIP Contrafund® Initial Class
12/31/2023	1,495,879	4.54	to	20.19	6,598,135	0.47	0.55	to	2.70	32.72	to	29.96
12/31/2022	1,721,464	3.42	to	15.54	5,694,931	0.51	0.55	to	2.70	(26.72)	to	(28.25)
12/31/2021	1,891,613	4.66	to	21.66	8,519,292	0.06	0.55	to	2.70	27.14	to	24.48
12/31/2020	2,201,598	3.67	to	17.40	7,804,092	0.25	0.55	to	2.70	29.85	to	27.14
12/31/2019	2,579,155	2.83	to	13.69	7,055,159	0.42	0.55	to	2.70	30.86	to	28.12
Fidelity® VIP Equity-Income Initial Class
12/31/2023	17,369	87.58	to	72.50	1,273,813	1.87	0.80	to	1.40	9.77	to	9.12
12/31/2022	18,848	79.78	to	66.44	1,265,975	1.90	0.80	to	1.40	(5.71)	to	(6.27)
12/31/2021	19,334	84.61	to	70.88	1,387,546	1.87	0.80	to	1.40	23.90	to	23.17
12/31/2020	20,412	68.29	to	57.55	1,189,061	1.76	0.80	to	1.40	5.85	to	5.22
12/31/2019	23,212	64.52	to	54.69	1,283,642	1.91	0.80	to	1.40	26.43	to	25.68

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Government Money Market Initial Class
12/31/2023	305,972	$16.05	to	$13.50	$4,781,912	4.79%	0.80%	to	1.40%	4.06%	to	3.45%
12/31/2022	313,616	15.43	to	13.05	4,706,059	1.42	0.80	to	1.40	0.63	to	0.04
12/31/2021	318,992	15.33	to	13.05	4,752,589	0.01	0.80	to	1.40	(0.78)	to	(1.37)
12/31/2020	89,574	15.45	to	13.23	1,245,806	0.29	0.80	to	1.40	(0.48)	to	(1.07)
12/31/2019	74,657	15.53	to	13.37	1,061,582	2.02	0.80	to	1.40	1.21	to	0.61
Fidelity® VIP Growth Initial Class
12/31/2023	18,079	164.78	to	132.04	2,446,599	0.13	0.80	to	1.40	35.16	to	34.36
12/31/2022	19,014	121.92	to	98.27	1,913,799	0.61	0.80	to	1.40	(25.06)	to	(25.50)
12/31/2021	20,589	162.68	to	131.90	2,763,678	-	0.80	to	1.40	22.24	to	21.51
12/31/2020	20,805	133.08	to	108.55	2,297,609	0.07	0.80	to	1.40	42.75	to	41.91
12/31/2019	21,701	93.23	to	76.49	1,687,443	0.25	0.80	to	1.40	33.25	to	32.46
Fidelity® VIP Mid Cap Initial Class
12/31/2023	190,493	5.67	to	15.21	1,061,380	0.58	0.55	to	2.70	14.45	to	12.06
12/31/2022	208,087	4.95	to	13.57	1,014,474	0.49	0.55	to	2.70	(15.21)	to	(16.98)
12/31/2021	234,293	5.84	to	16.35	1,347,811	0.50	0.55	to	2.70	24.92	to	22.30
12/31/2020	371,942	4.68	to	13.37	1,714,558	0.66	0.55	to	2.70	17.54	to	15.08
12/31/2019	355,373	3.98	to	11.61	1,393,530	0.84	0.55	to	2.70	22.77	to	20.20
Fidelity® VIP Value Strategies Initial Class
12/31/2023	256,428	4.63	to	17.70	1,134,123	1.14	0.55	to	2.70	20.19	to	17.68
12/31/2022	291,743	3.86	to	15.04	1,080,807	1.09	0.55	to	2.70	(7.53)	to	(9.47)
12/31/2021	313,386	4.17	to	16.61	1,257,436	1.41	0.55	to	2.70	32.87	to	30.09
12/31/2020	404,479	3.14	to	12.77	1,230,215	1.32	0.55	to	2.70	7.67	to	5.41
12/31/2019	447,774	2.92	to	12.12	1,258,986	1.71	0.55	to	2.70	33.79	to	30.99
NVIT Emerging Markets Class D Shares
12/31/2023	61,716	10.95	to	9.69	669,656	1.41	0.55	to	2.70	3.24	to	1.08
12/31/2022	68,936	10.61	to	9.59	725,724	0.16	0.55	to	2.70	(25.41)	to	(26.97)
12/31/2021	79,583	14.22	to	13.13	1,124,940	0.91	0.55	to	2.70	(8.09)	to	(10.02)
12/31/2020	91,504	15.48	to	14.59	1,409,216	1.59	0.55	to	2.70	12.30	to	9.95
12/31/2019	116,591	13.78	to	13.27	1,601,189	1.99	0.55	to	2.70	21.91	to	19.36
T. Rowe Price All-Cap Opportunities
12/31/2023	11,733	164.59	to	140.98	1,660,241	0.25	0.80	to	1.40	27.94	to	27.19
12/31/2022	12,674	128.64	to	110.84	1,413,050	-	0.80	to	1.40	(22.13)	to	(22.59)
12/31/2021	13,890	165.21	to	143.19	2,000,674	-	0.80	to	1.40	19.84	to	19.13
12/31/2020	15,118	137.86	to	120.20	1,827,031	-	0.80	to	1.40	43.23	to	42.38
12/31/2019	17,174	96.25	to	84.42	1,459,877	0.41	0.80	to	1.40	33.86	to	33.07
T. Rowe Price Equity Income Service Class
12/31/2023	13,609	101.33	to	83.55	1,151,851	2.10	0.80	to	1.40	8.67	to	8.03
12/31/2022	13,761	93.24	to	77.34	1,078,861	1.82	0.80	to	1.40	(4.11)	to	(4.67)
12/31/2021	15,793	97.24	to	81.13	1,299,466	1.56	0.80	to	1.40	24.55	to	23.82
12/31/2020	17,258	78.07	to	65.52	1,146,068	2.34	0.80	to	1.40	0.38	to	(0.21)
12/31/2019	18,815	77.77	to	65.66	1,251,363	2.31	0.80	to	1.40	25.40	to	24.65
T. Rowe Price International Stock
12/31/2023	11,822	31.62	to	26.19	310,630	0.98	0.80	to	1.40	15.32	to	14.64
12/31/2022	12,466	27.42	to	22.84	285,643	0.72	0.80	to	1.40	(16.48)	to	(16.98)
12/31/2021	14,871	32.83	to	27.52	410,209	0.58	0.80	to	1.40	0.52	to	(0.08)
12/31/2020	16,566	32.66	to	27.54	457,169	0.58	0.80	to	1.40	13.54	to	12.87
12/31/2019	18,962	28.77	to	24.40	463,461	2.33	0.80	to	1.40	26.76	to	26.01
TA Aegon Bond Initial Class
12/31/2023	5,130,244	1.74	to	9.15	9,158,563	0.89	0.55	to	2.70	5.87	to	3.66
12/31/2022	6,321,483	1.64	to	8.83	10,719,881	2.64	0.55	to	2.70	(15.30)	to	(17.07)
12/31/2021	7,283,721	1.94	to	10.64	14,711,246	1.52	0.55	to	2.70	(1.42)	to	(3.48)
12/31/2020	8,538,220	1.96	to	11.03	17,536,967	4.13	0.55	to	2.70	7.10	to	4.85
12/31/2019	9,984,141	1.83	to	10.52	19,120,662	2.43	0.55	to	2.70	7.82	to	5.56

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon Sustainable Equity Income Initial Class
12/31/2023	610,957	$2.59	to	$11.18	$1,492,516	2.11%	0.55%	to	2.70%	5.70%	to	3.49%
12/31/2022	796,162	2.45	to	10.80	1,844,875	2.18	0.55	to	2.70	(12.11)	to	(13.95)
12/31/2021	849,774	2.79	to	12.55	2,249,778	2.10	0.55	to	2.70	21.75	to	19.21
12/31/2020	948,301	2.29	to	10.53	2,073,723	2.97	0.55	to	2.70	(7.86)	to	(9.79)
12/31/2019	1,019,881	2.49	to	11.67	2,438,100	2.49	0.55	to	2.70	23.23	to	20.65
TA BlackRock Government Money Market Initial Class
12/31/2023	2,759,033	1.02	to	0.96	2,799,738	4.78	0.80	to	1.40	4.03	to	3.42
12/31/2022	2,116,219	0.98	to	0.93	2,064,856	1.38	0.80	to	1.40	0.60	to	0.01
12/31/2021	2,398,216	0.97	to	0.93	2,323,103	0.00	0.80	to	1.40	(0.78)	to	(1.38)
12/31/2020	3,204,719	0.98	to	0.94	3,135,245	0.27	0.80	to	1.40	(0.50)	to	(1.10)
12/31/2019	2,591,649	0.99	to	0.95	2,547,526	1.95	0.80	to	1.40	1.16	to	0.57
TA BlackRock Real Estate Securities Initial Class
12/31/2023	304,738	2.94	to	10.80	1,176,893	5.82	0.55	to	2.70	12.71	to	10.36
12/31/2022	329,287	2.61	to	9.79	1,160,178	3.48	0.55	to	2.70	(28.58)	to	(30.08)
12/31/2021	388,906	3.65	to	14.00	1,948,142	2.51	0.55	to	2.70	25.53	to	22.91
12/31/2020	415,863	2.91	to	11.39	1,646,506	12.37	0.55	to	2.70	(0.86)	to	(2.94)
12/31/2019	463,941	2.93	to	11.73	1,919,460	0.82	0.55	to	2.70	24.51	to	21.90
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2023	622,776	1.83	to	11.68	1,141,403	1.77	0.55	to	2.70	12.79	to	10.44
12/31/2022	681,777	1.63	to	10.57	1,107,107	2.48	0.55	to	2.70	(14.54)	to	(16.33)
12/31/2021	218,862	1.90	to	12.64	415,950	1.37	0.55	to	2.70	9.05	to	6.77
12/31/2020	222,017	1.75	to	11.84	386,948	2.46	0.55	to	2.70	3.91	to	1.74
12/31/2019	276,906	1.68	to	11.63	464,598	2.24	0.55	to	2.70	15.29	to	12.87
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2023	151,993	2.10	to	13.20	315,133	1.64	0.55	to	2.70	17.44	to	14.99
12/31/2022	169,798	1.79	to	11.48	296,697	1.71	0.55	to	2.70	(14.78)	to	(16.57)
12/31/2021	179,125	2.10	to	13.76	367,954	1.12	0.55	to	2.70	13.62	to	11.24
12/31/2020	181,758	1.84	to	12.37	328,967	2.15	0.55	to	2.70	3.95	to	1.77
12/31/2019	166,582	1.77	to	12.15	290,004	2.02	0.55	to	2.70	19.09	to	16.59
TA International Focus Initial Class
12/31/2023	187,315	2.89	to	13.44	527,263	2.02	0.55	to	2.70	11.92	to	9.58
12/31/2022	226,795	2.58	to	12.26	572,553	3.07	0.55	to	2.70	(20.48)	to	(22.14)
12/31/2021	228,655	3.25	to	15.75	726,451	1.32	0.55	to	2.70	10.21	to	7.91
12/31/2020	217,413	2.95	to	14.59	612,750	2.17	0.55	to	2.70	20.24	to	17.72
12/31/2019	223,861	2.45	to	12.40	525,553	1.38	0.55	to	2.70	26.98	to	24.33
TA Janus Mid-Cap Growth Initial Class
12/31/2023	301,136	5.08	to	19.40	1,140,937	-	0.55	to	2.70	16.40	to	13.98
12/31/2022	200,677	4.37	to	17.02	652,871	-	0.55	to	2.70	(17.17)	to	(18.90)
12/31/2021	180,236	5.27	to	20.99	715,592	0.23	0.55	to	2.70	16.66	to	14.22
12/31/2020	237,873	4.52	to	18.38	799,233	0.22	0.55	to	2.70	18.55	to	16.07
12/31/2019	299,397	3.81	to	15.83	832,121	0.07	0.55	to	2.70	35.96	to	33.12
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	384,678	2.14	to	10.96	842,518	2.11	0.55	to	2.70	6.47	to	4.24
12/31/2022	466,574	2.01	to	10.51	956,047	5.79	0.55	to	2.70	(15.82)	to	(17.58)
12/31/2021	594,517	2.38	to	12.75	1,444,170	2.63	0.55	to	2.70	5.32	to	3.12
12/31/2020	498,044	2.26	to	12.37	1,165,906	2.59	0.55	to	2.70	10.86	to	8.54
12/31/2019	550,913	2.04	to	11.39	1,169,242	2.62	0.55	to	2.70	13.28	to	10.91
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	772,874	3.59	to	16.16	2,834,476	1.68	0.55	to	2.70	19.68	to	17.19
12/31/2022	851,648	3.00	to	13.79	2,620,118	6.06	0.55	to	2.70	(22.99)	to	(24.60)
12/31/2021	802,493	3.89	to	18.29	3,204,091	1.67	0.55	to	2.70	18.99	to	16.50
12/31/2020	821,743	3.27	to	15.70	2,762,772	1.69	0.55	to	2.70	24.06	to	21.46
12/31/2019	849,455	2.64	to	12.93	2,306,445	1.74	0.55	to	2.70	25.36	to	22.74

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023		540,424	$2.52	to	$11.99	$1,348,195	2.09%	0.55%	to	2.70%	8.51%	to	6.24%
12/31/2022		584,896	2.32	to	11.28	1,348,333	5.05	0.55	to	2.70	(16.53)	to	(18.28)
12/31/2021		638,777	2.78	to	13.81	1,785,318	1.95	0.55	to	2.70	8.58	to	6.31
12/31/2020		740,130	2.56	to	12.99	1,904,965	2.14	0.55	to	2.70	11.99	to	9.64
12/31/2019		697,431	2.29	to	11.85	1,613,674	2.18	0.55	to	2.70	15.78	to	13.36
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023		485,486	2.95	to	13.43	1,461,209	1.99	0.55	to	2.70	11.60	to	9.27
12/31/2022		512,750	2.64	to	12.29	1,386,349	5.41	0.55	to	2.70	(17.81)	to	(19.52)
12/31/2021		573,404	3.22	to	15.27	1,891,023	2.15	0.55	to	2.70	13.32	to	10.95
12/31/2020		601,163	2.84	to	13.76	1,753,210	2.08	0.55	to	2.70	14.44	to	12.04
12/31/2019		788,037	2.48	to	12.28	2,024,821	2.21	0.55	to	2.70	19.35	to	16.86
TA JPMorgan Enhanced Index Initial Class
12/31/2023		277,917	5.53	to	19.93	3,082,164	0.82	0.55	to	2.70	26.97	to	24.32
12/31/2022		301,422	4.36	to	16.03	2,579,134	0.68	0.55	to	2.70	(18.80)	to	(20.49)
12/31/2021		316,410	5.37	to	20.16	3,255,468	0.76	0.55	to	2.70	29.41	to	26.70
12/31/2020		408,430	4.15	to	15.92	3,089,087	1.39	0.55	to	2.70	19.51	to	17.01
12/31/2019		581,821	3.47	to	13.60	3,235,558	1.16	0.55	to	2.70	30.32	to	27.59
TA Multi-Managed Balanced Initial Class
12/31/2023		571,333	3.17	to	14.91	1,753,259	1.56	0.55	to	2.70	18.08	to	15.62
12/31/2022		578,057	2.68	to	12.89	1,497,486	1.19	0.55	to	2.70	(16.74)	to	(18.48)
12/31/2021		612,087	3.22	to	15.82	1,904,204	1.15	0.55	to	2.70	16.40	to	13.96
12/31/2020		689,571	2.77	to	13.88	1,843,988	1.62	0.55	to	2.70	15.26	to	12.85
12/31/2019		890,369	2.40	to	12.30	2,058,934	1.63	0.55	to	2.70	21.10	to	18.57
TA S&P 500 Index Initial Class
12/31/2023		371,831	11.74	to	11.33	436,258	0.72	0.55	to	2.70	25.40	to	22.79
12/31/2022	(1)	96,187	9.36	to	9.23	90,039	1.23	0.55	to	2.70	-	to	-
TA Small/Mid Cap Value Initial Class
12/31/2023		235,040	3.43	to	14.39	2,539,487	1.04	0.55	to	2.70	11.78	to	9.45
12/31/2022		298,107	3.07	to	13.15	2,594,770	0.62	0.55	to	2.70	(8.81)	to	(10.72)
12/31/2021		287,390	3.37	to	14.72	2,747,254	0.62	0.55	to	2.70	27.42	to	24.76
12/31/2020		351,501	2.64	to	11.80	2,584,665	1.18	0.55	to	2.70	3.47	to	1.30
12/31/2019		453,673	2.56	to	11.65	2,817,286	0.97	0.55	to	2.70	24.59	to	21.99
TA T. Rowe Price Small Cap Initial Class
12/31/2023		1,092,968	4.56	to	16.01	4,865,157	-	0.55	to	2.70	20.54	to	18.02
12/31/2022		1,303,155	3.78	to	13.57	4,793,404	-	0.55	to	2.70	(22.81)	to	(24.43)
12/31/2021		1,327,467	4.90	to	17.95	6,329,681	-	0.55	to	2.70	10.76	to	8.45
12/31/2020		1,430,753	4.42	to	16.55	6,160,846	-	0.55	to	2.70	22.89	to	20.31
12/31/2019		1,780,488	3.60	to	13.76	6,270,882	-	0.55	to	2.70	32.04	to	29.28
TA TS&W International Equity Initial Class
12/31/2023		269,515	2.55	to	12.48	817,676	1.07	0.55	to	2.70	14.85	to	12.45
12/31/2022		289,049	2.22	to	11.10	771,801	3.47	0.55	to	2.70	(14.87)	to	(16.65)
12/31/2021		210,498	2.60	to	13.32	773,588	1.82	0.55	to	2.70	12.79	to	10.43
12/31/2020		254,616	2.31	to	12.06	781,157	3.06	0.55	to	2.70	5.96	to	3.74
12/31/2019		275,359	2.18	to	11.63	822,843	1.43	0.55	to	2.70	20.40	to	17.88

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Initial Class
12/31/2023	1,569,878	$6.30	to	$23.90	$9,532,552	0.04%	0.55%	to	2.70%	41.31%	to	38.36%
12/31/2022	1,803,174	4.46	to	17.27	7,779,046	-	0.55	to	2.70	(31.72)	to	(33.15)
12/31/2021	1,752,579	6.53	to	25.84	11,036,591	0.08	0.55	to	2.70	20.01	to	17.49
12/31/2020	2,306,411	5.44	to	21.99	12,160,465	0.11	0.55	to	2.70	36.55	to	33.69
12/31/2019	2,830,968	3.98	to	16.45	10,965,506	0.13	0.55	to	2.70	39.28	to	36.36
Vanguard® Equity Index
12/31/2023	9,316,703	5.53	to	19.60	51,990,884	1.45	0.55	to	2.70	25.43	to	22.81
12/31/2022	10,058,108	4.41	to	15.96	44,738,923	1.35	0.55	to	2.70	(18.68)	to	(20.38)
12/31/2021	11,412,047	5.42	to	20.05	62,575,597	1.30	0.55	to	2.70	27.85	to	25.17
12/31/2020	13,703,852	4.24	to	16.02	58,813,517	1.71	0.55	to	2.70	17.55	to	15.09
12/31/2019	15,625,042	3.61	to	13.92	57,101,058	1.86	0.55	to	2.70	30.58	to	27.85
Vanguard® International
12/31/2023	6,674,741	2.23	to	16.96	14,712,911	1.53	0.55	to	2.70	14.03	to	11.65
12/31/2022	6,785,990	1.96	to	15.19	13,109,670	1.29	0.55	to	2.70	(30.50)	to	(31.96)
12/31/2021	6,831,636	2.81	to	22.33	18,982,511	0.28	0.55	to	2.70	(2.08)	to	(4.13)
12/31/2020	8,234,045	2.87	to	23.29	23,400,528	1.28	0.55	to	2.70	56.72	to	53.44
12/31/2019	11,103,858	1.83	to	15.18	20,151,806	1.32	0.55	to	2.70	30.50	to	27.77
Vanguard® Mid-Cap Index
12/31/2023	2,366,710	5.58	to	15.97	13,550,563	1.48	0.55	to	2.70	15.20	to	12.79
12/31/2022	2,700,687	4.85	to	14.16	13,384,229	1.12	0.55	to	2.70	(19.26)	to	(20.95)
12/31/2021	2,976,111	6.00	to	17.91	18,297,053	1.17	0.55	to	2.70	23.68	to	21.09
12/31/2020	3,838,302	4.85	to	14.79	19,161,323	1.52	0.55	to	2.70	17.43	to	14.97
12/31/2019	4,551,504	4.13	to	12.86	19,412,231	1.60	0.55	to	2.70	30.16	to	27.43
Vanguard® Real Estate Index
12/31/2023	2,949,390	4.17	to	11.88	13,432,728	2.53	0.55	to	2.70	11.09	to	8.77
12/31/2022	3,222,323	3.75	to	10.92	13,255,445	1.91	0.55	to	2.70	(26.70)	to	(28.23)
12/31/2021	3,423,345	5.12	to	15.22	19,250,096	2.10	0.55	to	2.70	39.44	to	36.52
12/31/2020	4,088,320	3.67	to	11.15	16,589,637	2.60	0.55	to	2.70	(5.37)	to	(7.36)
12/31/2019	4,365,138	3.88	to	12.03	18,741,090	2.83	0.55	to	2.70	28.10	to	25.42
Vanguard® Short-Term Investment Grade
12/31/2023	15,835,661	1.57	to	9.52	25,346,745	2.11	0.55	to	2.70	5.58	to	3.37
12/31/2022	16,221,214	1.48	to	9.21	24,585,003	1.70	0.55	to	2.70	(6.24)	to	(8.20)
12/31/2021	18,438,884	1.58	to	10.03	29,866,930	2.11	0.55	to	2.70	(1.00)	to	(3.07)
12/31/2020	22,081,051	1.60	to	10.35	36,290,982	2.70	0.55	to	2.70	4.92	to	2.72
12/31/2019	23,377,078	1.52	to	10.08	36,629,942	2.71	0.55	to	2.70	5.12	to	2.92
Vanguard® Total Bond Market Index
12/31/2023	22,850,945	1.65	to	9.08	38,727,924	2.36	0.55	to	2.70	5.00	to	2.81
12/31/2022	21,226,968	1.57	to	8.83	34,251,982	2.10	0.55	to	2.70	(13.69)	to	(15.49)
12/31/2021	22,869,040	1.82	to	10.45	42,814,906	2.16	0.55	to	2.70	(2.25)	to	(4.30)
12/31/2020	24,978,730	1.86	to	10.92	48,131,702	2.45	0.55	to	2.70	6.99	to	4.75
12/31/2019	25,737,985	1.74	to	10.42	46,486,867	3.23	0.55	to	2.70	8.08	to	5.82
Wanger Acorn
12/31/2023	409,543	4.34	to	13.87	2,757,752	-	0.55	to	2.70	21.07	to	18.55
12/31/2022	444,965	3.59	to	11.70	2,442,202	-	0.55	to	2.70	(33.83)	to	(35.21)
12/31/2021	526,134	5.42	to	18.05	4,204,764	0.72	0.55	to	2.70	8.30	to	6.04
12/31/2020	625,592	5.00	to	17.03	4,417,988	-	0.55	to	2.70	23.55	to	20.96
12/31/2019	715,788	4.05	to	14.08	4,215,210	0.26	0.55	to	2.70	30.38	to	27.66
Wanger International
12/31/2023	403,484	3.88	to	12.51	1,893,828	0.27	0.55	to	2.70	16.32	to	13.89
12/31/2022	575,258	3.34	to	10.98	2,340,017	0.91	0.55	to	2.70	(34.21)	to	(35.58)
12/31/2021	604,191	5.07	to	17.05	3,714,414	0.55	0.55	to	2.70	18.16	to	15.69
12/31/2020	689,936	4.29	to	14.74	3,594,934	2.05	0.55	to	2.70	13.74	to	11.36
12/31/2019	863,965	3.77	to	13.24	3,875,790	0.78	0.55	to	2.70	29.28	to	26.58

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

6.  Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. An annual charge ranging from 0.40% to 2.55% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7.  Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2023

8.  Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9.  Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.